Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (47.5%)
Basic Materials (0.8%)
	Linde plc	48,859	18,193
	Air Products and Chemicals Inc.	24,262	6,876
	Freeport-McMoRan Inc.	141,391	5,272
	Nucor Corp.	23,200	3,627
	Ecolab Inc.	21,275	3,604
	Element Solutions Inc.	120,371	2,360
	Newmont Corp.	56,519	2,088
	Alcoa Corp.	70,034	2,035
	Celanese Corp. Class A	15,842	1,989
	Reliance Steel & Aluminum Co.	6,900	1,809
	Albemarle Corp.	10,404	1,769
	CF Industries Holdings Inc.	16,859	1,446
	Westlake Corp.	11,056	1,378
	Fastenal Co.	21,246	1,161
	Avery Dennison Corp.	5,500	1,005
	Dow Inc.	15,461	797
	Huntsman Corp.	27,901	681
	Mosaic Co.	18,068	643
	FMC Corp.	9,098	609
	United States Steel Corp.	18,000	585
	Valvoline Inc.	17,015	549
	LyondellBasell Industries NV Class A	5,638	534
	Ashland Inc.	6,198	506
	Steel Dynamics Inc.	4,100	440
	Timken Co.	5,841	429
	Royal Gold Inc.	3,900	415
	Eastman Chemical Co.	5,040	387
	Scotts Miracle-Gro Co.	4,442	230
	NewMarket Corp.	390	177
	International Flavors & Fragrances Inc.	1,502	102
*	Cleveland-Cliffs Inc.	1	—
			61,696
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	873,196	111,001
*	Tesla Inc.	270,077	67,579
	Home Depot Inc.	104,330	31,524
	Costco Wholesale Corp.	47,654	26,923
	Walmart Inc.	142,753	22,830
	McDonald's Corp.	71,637	18,872
*	Netflix Inc.	47,459	17,920
	Lowe's Cos. Inc.	75,512	15,694

		Shares	Market Value ($000)
*	Booking Holdings Inc.	3,829	11,808
	NIKE Inc. Class B	120,861	11,557
*	Walt Disney Co.	130,867	10,607
	Starbucks Corp.	113,970	10,402
	TJX Cos. Inc.	106,628	9,477
*	Uber Technologies Inc.	178,112	8,191
*	O'Reilly Automotive Inc.	8,103	7,364
	Activision Blizzard Inc.	74,215	6,949
*	Chipotle Mexican Grill Inc. Class A	3,372	6,177
*	Lululemon Athletica Inc.	15,881	6,124
*	Copart Inc.	141,652	6,104
	Marriott International Inc. Class A	28,408	5,584
*	AutoZone Inc.	2,094	5,319
	Hilton Worldwide Holdings Inc.	30,445	4,572
	Target Corp.	41,325	4,569
	Lennar Corp. Class A	39,160	4,395
*	Airbnb Inc. Class A	30,100	4,130
	Estee Lauder Cos. Inc. Class A	27,967	4,043
	DR Horton Inc.	37,302	4,009
	Ross Stores Inc.	35,144	3,969
	Yum! Brands Inc.	31,728	3,964
*	NVR Inc.	569	3,393
*	Aptiv plc	33,624	3,315
	Delta Air Lines Inc.	89,337	3,305
	eBay Inc.	70,736	3,119
	General Motors Co.	92,301	3,043
*	Live Nation Entertainment Inc.	35,096	2,914
	Electronic Arts Inc.	23,473	2,826
*	Capri Holdings Ltd.	53,000	2,788
*	Dollar Tree Inc.	24,357	2,593
	Tractor Supply Co.	12,514	2,541
*	AutoNation Inc.	16,312	2,470
	Dollar General Corp.	23,260	2,461
*	Ulta Beauty Inc.	5,996	2,395
*	Rivian Automotive Inc. Class A	94,109	2,285
*	Trade Desk Inc. Class A	27,193	2,125
	MGM Resorts International	57,046	2,097
*	Take-Two Interactive Software Inc.	14,415	2,024
	Ford Motor Co.	161,423	2,005
	PulteGroup Inc.	25,300	1,873
*	Deckers Outdoor Corp.	3,623	1,863
	LKQ Corp.	36,460	1,805
	Toll Brothers Inc.	22,801	1,686
*	CarMax Inc.	23,021	1,628
	Domino's Pizza Inc.	4,261	1,614
	Tempur Sealy International Inc.	37,140	1,610
*	United Airlines Holdings Inc.	37,444	1,584
*	BJ's Wholesale Club Holdings Inc.	20,880	1,490
*	Expedia Group Inc.	14,301	1,474
*	Warner Bros Discovery Inc.	133,518	1,450
	Lear Corp.	10,522	1,412
*	Skechers USA Inc. Class A	28,459	1,393
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,357
	Gentex Corp.	39,660	1,291
	News Corp. Class A	62,267	1,249
*	Floor & Decor Holdings Inc. Class A	13,773	1,246
	Southwest Airlines Co.	42,498	1,150
*	Mattel Inc.	51,831	1,142

		Shares	Market Value ($000)
	Service Corp. International	19,880	1,136
*	Carnival Corp.	80,800	1,109
	Thor Industries Inc.	11,633	1,107
	Best Buy Co. Inc.	15,931	1,107
	Williams-Sonoma Inc.	7,089	1,102
*	Royal Caribbean Cruises Ltd.	11,931	1,099
	U-Haul Holding Co.	20,513	1,075
*	Lucid Group Inc.	189,858	1,061
	Las Vegas Sands Corp.	22,700	1,041
*	Grand Canyon Education Inc.	8,837	1,033
	Fox Corp. Class B	35,606	1,028
*	Bright Horizons Family Solutions Inc.	11,722	955
	Dick's Sporting Goods Inc.	8,512	924
	Sirius XM Holdings Inc.	196,880	890
	Rollins Inc.	23,442	875
*	Norwegian Cruise Line Holdings Ltd.	53,105	875
*	Etsy Inc.	13,105	846
*	Five Below Inc.	5,244	844
*	RH	3,017	798
	PVH Corp.	10,390	795
*	American Airlines Group Inc.	61,900	793
*	Coupang Inc. Class A	43,711	743
	BorgWarner Inc.	17,234	696
	Harley-Davidson Inc.	19,870	657
*	Burlington Stores Inc.	4,724	639
	New York Times Co. Class A	15,400	634
*	QuantumScape Corp. Class A	90,000	602
*	Lyft Inc. Class A	56,939	600
	Aramark	16,753	581
	Paramount Global Class A	36,211	572
	Lennar Corp. Class B	5,464	559
*	Alaska Air Group Inc.	14,847	551
	Wendy's Co.	24,919	509
*	ROBLOX Corp. Class A	17,360	503
*	Spotify Technology SA	3,225	499
*	Ollie's Bargain Outlet Holdings Inc.	6,100	471
	Pool Corp.	1,216	433
	Madison Square Garden Sports Corp.	2,448	432
	Copa Holdings SA Class A	4,762	424
*	Liberty Media Corp.-Liberty SiriusXM Class A	16,247	413
*	Planet Fitness Inc. Class A	8,001	393
	Garmin Ltd.	3,700	389
*	Penn Entertainment Inc.	16,890	388
	Wynn Resorts Ltd.	4,199	388
*	Wayfair Inc. Class A	6,219	377
*	Avis Budget Group Inc.	2,000	359
	Ralph Lauren Corp. Class A	3,073	357
	Hyatt Hotels Corp. Class A	3,344	355
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	315
	Lithia Motors Inc. Class A	1,011	299
	Vail Resorts Inc.	1,300	288
*	Carvana Co. Class A	6,796	285
*	Liberty Media Corp.-Liberty SiriusXM	10,300	262
	Advance Auto Parts Inc.	4,451	249
	RB Global Inc.	3,309	207
	Wyndham Hotels & Resorts Inc.	2,776	193
	Choice Hotels International Inc.	1,492	183
*	DraftKings Inc. Class A	6,161	181

		Shares	Market Value ($000)
*	U-Haul Holding Co.	2,887	158
	Darden Restaurants Inc.	884	127
	TKO Group Holdings Inc.	1,495	126
	Nexstar Media Group Inc. Class A	802	115
	Bath & Body Works Inc.	3,339	113
*	Caesars Entertainment Inc.	2,413	112
*	Liberty Media Corp.-Liberty Live Class A	3,224	103
	Phinia Inc.	3,451	92
*	Driven Brands Holdings Inc.	6,990	88
*	Hertz Global Holdings Inc.	6,626	81
*	Liberty Media Corp.-Liberty Live Class C	932	30
*	Peloton Interactive Inc. Class A	5,722	29
	Paramount Global Class B	1,873	24
	Churchill Downs Inc.	8	1
	Boyd Gaming Corp.	8	—
	Nordstrom Inc.	6	—
	Whirlpool Corp.	2	—
*	GameStop Corp. Class A	8	—
	Travel + Leisure Co.	3	—
*	Petco Health & Wellness Co. Inc. Class A	8	—
*	Mister Car Wash Inc.	6	—
*	AMC Entertainment Holdings Inc. Class A	1	—
			565,351
Consumer Staples (2.3%)
	Procter & Gamble Co.	239,701	34,963
	PepsiCo Inc.	135,297	22,925
	Coca-Cola Co.	344,600	19,291
	Mondelez International Inc. Class A	149,779	10,395
*	Monster Beverage Corp.	156,646	8,294
	CVS Health Corp.	115,925	8,094
	Philip Morris International Inc.	85,603	7,925
	McKesson Corp.	15,695	6,825
	Kroger Co.	143,587	6,426
	Constellation Brands Inc. Class A	17,884	4,495
	Church & Dwight Co. Inc.	46,395	4,251
	Colgate-Palmolive Co.	59,644	4,241
	Archer-Daniels-Midland Co.	51,496	3,884
	Corteva Inc.	75,255	3,850
	Kenvue Inc.	183,063	3,676
	Hershey Co.	16,554	3,312
	General Mills Inc.	48,390	3,096
*	Post Holdings Inc.	33,655	2,886
	Cencora Inc.	15,012	2,702
	Sysco Corp.	38,874	2,568
	McCormick & Co. Inc. (Non-Voting)	32,079	2,426
	Kimberly-Clark Corp.	17,078	2,064
	Clorox Co.	14,000	1,835
*	Darling Ingredients Inc.	32,176	1,680
	Tyson Foods Inc. Class A	33,274	1,680
	Brown-Forman Corp. Class B	28,038	1,617
	Altria Group Inc.	37,080	1,559
	Molson Coors Beverage Co. Class B	23,112	1,470
	J M Smucker Co.	11,944	1,468
*	US Foods Holding Corp.	30,138	1,196
	Kellogg Co.	17,871	1,063
	Conagra Brands Inc.	38,018	1,042
*	Grocery Outlet Holding Corp.	32,840	947
	Lamb Weston Holdings Inc.	9,800	906

		Shares	Market Value ($000)
	Casey's General Stores Inc.	3,314	900
	Hormel Foods Corp.	22,456	854
	Bunge Ltd.	6,746	730
	Seaboard Corp.	188	706
*	Freshpet Inc.	10,261	676
	Brown-Forman Corp. Class A	11,319	658
	Ingredion Inc.	6,341	624
	Keurig Dr Pepper Inc.	18,093	571
	Spectrum Brands Holdings Inc.	7,191	563
*	Olaplex Holdings Inc.	249,011	486
*	Pilgrim's Pride Corp.	19,755	451
*	Performance Food Group Co.	6,632	390
	Campbell Soup Co.	7,400	304
	Kraft Heinz Co.	8,459	285
	Walgreens Boots Alliance Inc.	1,118	25
			193,275
Energy (2.2%)
	Exxon Mobil Corp.	370,147	43,522
	Chevron Corp.	166,042	27,998
	ConocoPhillips	110,127	13,193
	Schlumberger NV	149,820	8,735
	Marathon Petroleum Corp.	48,458	7,334
	Devon Energy Corp.	141,993	6,773
	Marathon Oil Corp.	225,300	6,027
	Occidental Petroleum Corp.	88,691	5,754
	Cheniere Energy Inc.	31,747	5,269
	EOG Resources Inc.	41,056	5,204
	Diamondback Energy Inc.	29,914	4,633
	Hess Corp.	27,022	4,134
	Baker Hughes Co. Class A	116,762	4,124
	Valero Energy Corp.	28,900	4,095
	Phillips 66	31,976	3,842
	Halliburton Co.	92,654	3,753
	Pioneer Natural Resources Co.	15,691	3,602
	Range Resources Corp.	99,510	3,225
	EQT Corp.	72,232	2,931
	Coterra Energy Inc.	101,672	2,750
	Murphy Oil Corp.	59,729	2,709
	ChampionX Corp.	68,231	2,430
*	First Solar Inc.	12,625	2,040
	Williams Cos. Inc.	36,405	1,227
	Targa Resources Corp.	13,957	1,196
	HF Sinclair Corp.	20,892	1,189
	NOV Inc.	43,700	913
	ONEOK Inc.	13,704	869
	APA Corp.	20,000	822
*	Antero Resources Corp.	28,604	726
*	ChargePoint Holdings Inc.	92,160	458
	DT Midstream Inc.	8,587	455
*	Enphase Energy Inc.	3,202	385
	Vitesse Energy Inc.	2,520	58
	Kinder Morgan Inc.	5	—
*	Plug Power Inc.	2	—
			182,375
Financials (4.8%)
*	Berkshire Hathaway Inc. Class B	196,755	68,923
	JPMorgan Chase & Co.	294,849	42,759

		Shares	Market Value ($000)
	Bank of America Corp.	803,071	21,988
	Wells Fargo & Co.	366,221	14,964
	S&P Global Inc.	38,611	14,109
	Morgan Stanley	142,641	11,649
	Goldman Sachs Group Inc.	32,058	10,373
	Marsh & McLennan Cos. Inc.	50,714	9,651
*	Arch Capital Group Ltd.	118,526	9,448
	Progressive Corp.	64,645	9,005
	Aon plc Class A	27,728	8,990
	Chubb Ltd.	39,599	8,244
	Charles Schwab Corp.	126,329	6,935
	BlackRock Inc.	10,567	6,831
	Intercontinental Exchange Inc.	54,433	5,989
	Moody's Corp.	17,333	5,480
	Arthur J Gallagher & Co.	20,577	4,690
	Citigroup Inc.	113,555	4,670
	CME Group Inc.	22,295	4,464
	Aflac Inc.	57,474	4,411
	MSCI Inc. Class A	8,302	4,260
	Apollo Global Management Inc.	43,815	3,933
	Webster Financial Corp.	97,211	3,919
	First Citizens BancShares Inc. Class A	2,775	3,830
	PNC Financial Services Group Inc.	30,249	3,714
	Pinnacle Financial Partners Inc.	50,851	3,409
	Ameriprise Financial Inc.	10,336	3,408
	Truist Financial Corp.	117,145	3,352
*	Markel Group Inc.	2,262	3,331
	Travelers Cos. Inc.	20,181	3,296
	US Bancorp	97,426	3,221
	American International Group Inc.	52,675	3,192
	Allstate Corp.	28,624	3,189
	MetLife Inc.	50,516	3,178
	KKR & Co. Inc.	45,775	2,820
	Bank of New York Mellon Corp.	66,105	2,819
	Assured Guaranty Ltd.	43,927	2,658
*	Brighthouse Financial Inc.	52,982	2,593
	Willis Towers Watson plc	11,000	2,299
	Hartford Financial Services Group Inc.	31,450	2,230
	M&T Bank Corp.	17,300	2,188
	Discover Financial Services	23,912	2,071
	Brown & Brown Inc.	28,718	2,006
	Raymond James Financial Inc.	18,625	1,870
*	Coinbase Global Inc. Class A	24,800	1,862
	FactSet Research Systems Inc.	4,244	1,856
	W R Berkley Corp.	28,873	1,833
	Broadridge Financial Solutions Inc.	10,218	1,830
	White Mountains Insurance Group Ltd.	1,198	1,792
	Globe Life Inc.	15,679	1,705
	Reinsurance Group of America Inc.	11,595	1,683
	State Street Corp.	24,769	1,659
	Wintrust Financial Corp.	21,290	1,607
	Blackstone Inc.	14,437	1,547
	Voya Financial Inc.	22,512	1,496
	RenaissanceRe Holdings Ltd.	7,451	1,475
	Fifth Third Bancorp	55,196	1,398
	Cboe Global Markets Inc.	8,286	1,294
	Regions Financial Corp.	73,508	1,264
	East West Bancorp Inc.	23,858	1,258

		Shares	Market Value ($000)
	Prudential Financial Inc.	12,838	1,218
	Zions Bancorp NA	33,982	1,186
	Tradeweb Markets Inc. Class A	14,600	1,171
	Nasdaq Inc.	24,069	1,169
	LPL Financial Holdings Inc.	4,562	1,084
	T. Rowe Price Group Inc.	10,278	1,078
	Assurant Inc.	7,101	1,020
	Interactive Brokers Group Inc. Class A	11,697	1,012
	Everest Group Ltd.	2,700	1,003
*	Credit Acceptance Corp.	2,161	994
	Jefferies Financial Group Inc.	25,339	928
	Cincinnati Financial Corp.	8,191	838
	Popular Inc.	12,967	817
	Ally Financial Inc.	30,516	814
*	Robinhood Markets Inc. Class A	79,463	780
	Hanover Insurance Group Inc.	6,939	770
	MGIC Investment Corp.	45,667	762
	SEI Investments Co.	12,260	738
	KeyCorp	65,863	709
*	Upstart Holdings Inc.	24,174	690
	Comerica Inc.	16,291	677
	Commerce Bancshares Inc.	13,606	653
	Western Alliance Bancorp	13,750	632
	Morningstar Inc.	2,620	614
	Affiliated Managers Group Inc.	4,562	595
	Huntington Bancshares Inc.	52,824	549
	Lincoln National Corp.	21,914	541
	Unum Group	9,127	449
	Primerica Inc.	2,200	427
	Equitable Holdings Inc.	14,088	400
	Northern Trust Corp.	5,700	396
	Bank OZK	9,680	359
	Citizens Financial Group Inc.	12,703	340
	BOK Financial Corp.	4,048	324
	MarketAxess Holdings Inc.	1,350	288
	Synovus Financial Corp.	10,314	287
	Erie Indemnity Co. Class A	872	256
	SLM Corp.	17,179	234
*	SoFi Technologies Inc.	22,812	182
	New York Community Bancorp Inc.	15,937	181
	OneMain Holdings Inc.	4,339	174
	Ares Management Corp. Class A	1,623	167
	Loews Corp.	2,394	152
	Blue Owl Capital Inc. Class A	11,085	144
	Stifel Financial Corp.	2,262	139
	Fidelity National Financial Inc.	3,318	137
	First American Financial Corp.	2,201	124
	PacWest Bancorp	7,079	56
	Franklin Resources Inc.	1,525	37
	First Horizon Corp.	1,405	15
	Prosperity Bancshares Inc.	6	—
	Janus Henderson Group plc	7	—
	Invesco Ltd.	2	—
	XP Inc. Class A	8	—
*	NU Holdings Ltd. Class A	5	—
			400,228
Health Care (5.9%)
	UnitedHealth Group Inc.	91,396	46,081

		Shares	Market Value ($000)
	Eli Lilly & Co.	84,163	45,206
	Johnson & Johnson	216,172	33,669
	Merck & Co. Inc.	240,113	24,720
	AbbVie Inc.	152,730	22,766
	Thermo Fisher Scientific Inc.	40,487	20,493
	Pfizer Inc.	501,614	16,639
	Danaher Corp.	66,121	16,405
	Abbott Laboratories	164,142	15,897
	Amgen Inc.	53,330	14,333
*	Intuitive Surgical Inc.	38,465	11,243
	Cigna Group	37,283	10,666
	Elevance Health Inc.	23,239	10,119
*	Vertex Pharmaceuticals Inc.	27,730	9,643
	Zoetis Inc. Class A	53,753	9,352
*	Regeneron Pharmaceuticals Inc.	11,003	9,055
	Stryker Corp.	30,849	8,430
	Bristol-Myers Squibb Co.	134,884	7,829
*	Boston Scientific Corp.	144,841	7,648
	Medtronic plc	96,270	7,544
	Gilead Sciences Inc.	96,715	7,248
	HCA Healthcare Inc.	27,941	6,873
	Humana Inc.	13,882	6,754
*	Biogen Inc.	23,174	5,956
*	IQVIA Holdings Inc.	29,111	5,728
*	IDEXX Laboratories Inc.	12,149	5,312
	Becton Dickinson & Co.	20,138	5,206
*	Edwards Lifesciences Corp.	73,838	5,115
	West Pharmaceutical Services Inc.	10,749	4,033
	Agilent Technologies Inc.	29,707	3,322
*	Moderna Inc.	31,564	3,260
*	Align Technology Inc.	10,578	3,230
	Laboratory Corp. of America Holdings	15,797	3,176
*	Dexcom Inc.	32,225	3,007
*	Horizon Therapeutics plc	23,362	2,703
*	Molina Healthcare Inc.	7,532	2,470
*	Acadia Healthcare Co. Inc.	33,932	2,386
	GE HealthCare Technologies Inc.	34,816	2,369
*	Illumina Inc.	17,143	2,353
*	Seagen Inc.	10,765	2,284
*	Centene Corp.	32,484	2,237
*	Hologic Inc.	31,355	2,176
	STERIS plc	9,831	2,157
*	Veeva Systems Inc. Class A	9,925	2,019
*	Elanco Animal Health Inc.	175,845	1,976
*	Jazz Pharmaceuticals plc	14,444	1,870
	Zimmer Biomet Holdings Inc.	16,506	1,852
*	Sarepta Therapeutics Inc.	15,123	1,833
*	DaVita Inc.	18,873	1,784
	Cooper Cos. Inc.	5,606	1,783
*	Charles River Laboratories International Inc.	8,768	1,718
*	Alnylam Pharmaceuticals Inc.	9,520	1,686
	ResMed Inc.	11,301	1,671
*	Neurocrine Biosciences Inc.	14,361	1,616
	Quest Diagnostics Inc.	12,819	1,562
	Revvity Inc.	13,223	1,464
*	BioMarin Pharmaceutical Inc.	14,800	1,309
	Bio-Techne Corp.	19,204	1,307
*	United Therapeutics Corp.	5,594	1,264

		Shares	Market Value ($000)
*	Insulet Corp.	7,782	1,241
*	Ionis Pharmaceuticals Inc.	26,826	1,217
*	Bio-Rad Laboratories Inc. Class A	3,202	1,148
*	Catalent Inc.	25,181	1,146
*	Tenet Healthcare Corp.	16,964	1,118
*	Penumbra Inc.	4,163	1,007
	Universal Health Services Inc. Class B	7,717	970
*	Envista Holdings Corp.	34,521	962
*	QIAGEN NV	23,461	950
*	Enovis Corp.	17,955	947
*	Azenta Inc.	18,821	945
*	Exact Sciences Corp.	10,950	747
	Cardinal Health Inc.	8,345	725
	Chemed Corp.	1,305	678
*	Karuna Therapeutics Inc.	3,970	671
	Baxter International Inc.	16,851	636
*	Exelixis Inc.	20,965	458
*	Fortrea Holdings Inc.	15,797	452
*	Apellis Pharmaceuticals Inc.	11,851	451
*	Repligen Corp.	2,800	445
*	Masimo Corp.	5,033	441
*	Tandem Diabetes Care Inc.	21,220	441
*	Ginkgo Bioworks Holdings Inc. Class A	220,873	400
*	Avantor Inc.	18,405	388
*	agilon health Inc.	21,800	387
*	Mirati Therapeutics Inc.	8,860	386
	Royalty Pharma plc Class A	14,160	384
*	Novavax Inc.	52,189	378
	Viatris Inc.	36,014	355
*	Natera Inc.	7,188	318
	DENTSPLY SIRONA Inc.	9,088	310
*	Sotera Health Co.	17,800	267
*	10X Genomics Inc. Class A	6,037	249
	Encompass Health Corp.	3,143	211
	Teleflex Inc.	1,039	204
	Organon & Co.	8,893	154
*	ICON plc	574	141
*	Amedisys Inc.	1,487	139
	Perrigo Co. plc	3,375	108
	Bruker Corp.	1,507	94
*	Teladoc Health Inc.	2,789	52
*	Maravai LifeSciences Holdings Inc. Class A	4,125	41
*	QuidelOrtho Corp.	9	1
*	ICU Medical Inc.	2	—
*	Ultragenyx Pharmaceutical Inc.	8	—
*	Novocure Ltd.	9	—
*	Doximity Inc. Class A	6	—
*	Enhabit Inc.	9	—
			486,570
Industrials (6.0%)
	Visa Inc. Class A	164,196	37,767
	Mastercard Inc. Class A	86,386	34,201
	Accenture plc Class A	64,534	19,819
	Honeywell International Inc.	69,899	12,913
	Union Pacific Corp.	63,210	12,871
	Caterpillar Inc.	46,357	12,655
	Deere & Co.	32,002	12,077
	General Electric Co.	105,976	11,716

		Shares	Market Value ($000)
*	Boeing Co.	58,781	11,267
	American Express Co.	63,207	9,430
	Automatic Data Processing Inc.	38,396	9,237
	Lockheed Martin Corp.	21,492	8,789
	United Parcel Service Inc. Class B	54,164	8,443
	Sherwin-Williams Co.	29,768	7,592
	RTX Corp.	103,888	7,477
	Capital One Financial Corp.	72,570	7,043
	Eaton Corp. plc	32,455	6,922
	CSX Corp.	223,570	6,875
	AMETEK Inc.	46,011	6,799
*	Fiserv Inc.	53,944	6,094
	Illinois Tool Works Inc.	26,377	6,075
*	PayPal Holdings Inc.	102,091	5,968
	Quanta Services Inc.	30,093	5,630
	FedEx Corp.	20,696	5,483
	United Rentals Inc.	12,074	5,368
*	TransDigm Group Inc.	6,285	5,299
	Vulcan Materials Co.	25,908	5,234
	Northrop Grumman Corp.	11,746	5,170
	Cintas Corp.	10,685	5,140
	Howmet Aerospace Inc.	105,166	4,864
	Norfolk Southern Corp.	24,670	4,858
	Emerson Electric Co.	48,895	4,722
	Martin Marietta Materials Inc.	11,027	4,526
	PACCAR Inc.	51,621	4,389
	Trane Technologies plc	21,310	4,324
	Carrier Global Corp.	74,958	4,138
	Global Payments Inc.	34,918	4,029
	Parker-Hannifin Corp.	10,202	3,974
	Old Dominion Freight Line Inc.	9,621	3,936
	Fortive Corp.	51,385	3,811
	Verisk Analytics Inc. Class A	15,666	3,701
*	Mettler-Toledo International Inc.	3,121	3,458
	Rockwell Automation Inc.	11,329	3,239
	Eagle Materials Inc.	18,979	3,160
	PPG Industries Inc.	24,020	3,118
	Ingersoll Rand Inc.	48,482	3,089
	AECOM	35,745	2,968
	General Dynamics Corp.	13,091	2,893
	Textron Inc.	36,284	2,835
*	Keysight Technologies Inc.	21,308	2,819
	Berry Global Group Inc.	43,393	2,686
*	Middleby Corp.	20,834	2,667
*	Teledyne Technologies Inc.	6,518	2,663
	Otis Worldwide Corp.	30,224	2,427
	L3Harris Technologies Inc.	13,517	2,354
	Equifax Inc.	12,828	2,350
	Jacobs Solutions Inc.	16,864	2,302
	Xylem Inc.	25,125	2,287
*	Kirby Corp.	27,000	2,236
	HEICO Corp. Class A	17,003	2,197
	Expeditors International of Washington Inc.	18,995	2,177
	IDEX Corp.	10,462	2,176
*	Waters Corp.	7,833	2,148
	BWX Technologies Inc.	27,902	2,092
	Crown Holdings Inc.	23,514	2,081
	Cummins Inc.	8,721	1,992

		Shares	Market Value ($000)
*	Fair Isaac Corp.	2,234	1,940
	Fidelity National Information Services Inc.	34,429	1,903
	Nordson Corp.	8,492	1,895
	WW Grainger Inc.	2,682	1,856
	Owens Corning	13,342	1,820
	ITT Inc.	18,189	1,781
	Lennox International Inc.	4,681	1,753
	A O Smith Corp.	25,732	1,702
	JB Hunt Transport Services Inc.	8,852	1,669
	AGCO Corp.	13,710	1,622
*	Block Inc. Class A	36,538	1,617
	TransUnion	22,383	1,607
	Ball Corp.	31,862	1,586
	3M Co.	16,900	1,582
*	FleetCor Technologies Inc.	6,146	1,569
*	Zebra Technologies Corp. Class A	6,410	1,516
*	Trimble Inc.	27,404	1,476
*	GXO Logistics Inc.	23,880	1,401
	Synchrony Financial	45,220	1,382
	Johnson Controls International plc	25,379	1,350
*	Gates Industrial Corp. plc	115,169	1,337
	Huntington Ingalls Industries Inc.	6,396	1,308
	Packaging Corp. of America	8,446	1,297
	Valmont Industries Inc.	5,396	1,296
	Tetra Tech Inc.	8,433	1,282
	Masco Corp.	23,716	1,268
	Allegion plc	12,151	1,266
*	Axon Enterprise Inc.	6,300	1,254
	DuPont de Nemours Inc.	16,723	1,247
	Dover Corp.	8,810	1,229
	Oshkosh Corp.	12,558	1,198
	Fortune Brands Innovations Inc.	18,587	1,155
*	XPO Inc.	15,015	1,121
	Landstar System Inc.	6,235	1,103
	Toro Co.	13,011	1,081
	Esab Corp.	15,396	1,081
	Paychex Inc.	9,200	1,061
*	WEX Inc.	5,487	1,032
	Booz Allen Hamilton Holding Corp. Class A	8,401	918
*	Axalta Coating Systems Ltd.	32,960	887
	Carlisle Cos. Inc.	3,333	864
	Sealed Air Corp.	24,886	818
	Silgan Holdings Inc.	18,967	818
	RPM International Inc.	8,489	805
	Regal Rexnord Corp.	5,498	786
	Donaldson Co. Inc.	12,229	729
	Stanley Black & Decker Inc.	8,617	720
	Knight-Swift Transportation Holdings Inc. Class A	14,300	717
	MKS Instruments Inc.	8,065	698
	WESCO International Inc.	4,845	697
	Lincoln Electric Holdings Inc.	3,765	684
	AptarGroup Inc.	5,445	681
	Pentair plc	10,087	653
	Westinghouse Air Brake Technologies Corp.	6,010	639
	Jack Henry & Associates Inc.	4,179	632
	Air Lease Corp. Class A	15,591	614
*	FTI Consulting Inc.	3,400	607
*	Affirm Holdings Inc. Class A	27,352	582

		Shares	Market Value ($000)
	Graco Inc.	7,412	540
	Snap-on Inc.	2,097	535
	nVent Electric plc	10,087	535
	Vontier Corp.	17,060	528
*	MasTec Inc.	7,279	524
	Armstrong World Industries Inc.	6,812	490
	Woodward Inc.	3,945	490
	Advanced Drainage Systems Inc.	4,120	469
	CH Robinson Worldwide Inc.	5,171	445
	Littelfuse Inc.	1,678	415
	Flowserve Corp.	10,413	414
	Curtiss-Wright Corp.	2,100	411
	Sensata Technologies Holding plc	10,613	401
	Genpact Ltd.	11,065	401
	Robert Half Inc.	5,000	366
	Schneider National Inc. Class B	13,062	362
	Graphic Packaging Holding Co.	15,800	352
	Hubbell Inc. Class B	1,100	345
*	Mercury Systems Inc.	9,252	343
	Brunswick Corp.	3,628	287
*	BILL Holdings Inc.	2,252	245
*	Paylocity Holding Corp.	1,300	236
*	Masterbrand Inc.	18,587	226
*	RXO Inc.	11,342	224
	MDU Resources Group Inc.	9,950	195
	ManpowerGroup Inc.	2,450	180
	HEICO Corp.	1,087	176
	Westrock Co.	4,864	174
*	Builders FirstSource Inc.	1,401	174
*	AZEK Co. Inc. Class A	5,509	164
*	Trex Co. Inc.	2,409	148
*	Hayward Holdings Inc.	10,084	142
*	Knife River Corp.	2,487	121
	Louisiana-Pacific Corp.	2,046	113
*	Mohawk Industries Inc.	904	78
	Cognex Corp.	801	34
	Western Union Co.	2,588	34
*	Euronet Worldwide Inc.	400	32
*	Generac Holdings Inc.	7	1
	Sonoco Products Co.	8	—
	ADT Inc.	9	—
*,1	GCI Liberty Inc.	25,555	—
			495,582
Other (0.6%)
[2]	Vanguard Tax-Exempt Bond Index ETF	1,059,482	50,961
Real Estate (1.2%)
	Prologis Inc.	99,320	11,145
	American Tower Corp.	52,349	8,609
	Equinix Inc.	9,921	7,205
*	CBRE Group Inc. Class A	60,162	4,444
	SBA Communications Corp. Class A	21,183	4,240
	Iron Mountain Inc.	68,339	4,063
	Crown Castle Inc.	43,221	3,978
*	CoStar Group Inc.	42,915	3,300
	Public Storage	12,156	3,203
	AvalonBay Communities Inc.	16,865	2,896
	American Homes 4 Rent Class A	81,183	2,735

		Shares	Market Value ($000)
	Equity Residential	46,131	2,708
	Digital Realty Trust Inc.	22,270	2,695
	Extra Space Storage Inc.	21,998	2,675
	Welltower Inc.	29,375	2,406
	Alexandria Real Estate Equities Inc.	18,416	1,843
*	Howard Hughes Holdings Inc.	24,432	1,811
	JBG SMITH Properties	115,994	1,677
	Host Hotels & Resorts Inc.	103,924	1,670
*	Jones Lang LaSalle Inc.	11,207	1,582
	Equity LifeStyle Properties Inc.	24,524	1,562
	Essex Property Trust Inc.	6,768	1,435
	Sun Communities Inc.	11,190	1,324
	Douglas Emmett Inc.	102,886	1,313
	Americold Realty Trust Inc.	40,555	1,233
	Mid-America Apartment Communities Inc.	9,294	1,196
	Weyerhaeuser Co.	38,662	1,185
	Ventas Inc.	27,680	1,166
	Camden Property Trust	12,043	1,139
	VICI Properties Inc. Class A	38,739	1,127
	First Industrial Realty Trust Inc.	21,230	1,010
	UDR Inc.	27,088	966
	Invitation Homes Inc.	27,059	857
	SL Green Realty Corp.	22,832	852
	EastGroup Properties Inc.	4,785	797
*	Zillow Group Inc. Class A	17,624	789
	Kilroy Realty Corp.	24,673	780
	Realty Income Corp.	14,105	704
*	Zillow Group Inc. Class C	15,191	701
	Lamar Advertising Co. Class A	7,472	624
	Boston Properties Inc.	8,670	516
	Rexford Industrial Realty Inc.	10,000	494
	Federal Realty Investment Trust	4,442	403
	Vornado Realty Trust	13,083	297
	Cousins Properties Inc.	14,530	296
	Park Hotels & Resorts Inc.	21,560	266
*	Opendoor Technologies Inc.	93,478	247
	Rayonier Inc.	5,100	145
	Simon Property Group Inc.	1,310	142
	Omega Healthcare Investors Inc.	4,245	141
	EPR Properties	3,121	130
	Regency Centers Corp.	2,045	122
	Brixmor Property Group Inc.	5,563	116
	Kimco Realty Corp.	6,543	115
	Highwoods Properties Inc.	5,071	105
	Medical Properties Trust Inc.	2	—
	NNN REIT Inc.	7	—
	Spirit Realty Capital Inc.	3	—
	Apartment Income REIT Corp. Class A	9	—
*	WeWork Inc. Class A	1	—
			99,180
Technology (14.5%)
	Apple Inc.	1,468,444	251,412
	Microsoft Corp.	742,384	234,408
	NVIDIA Corp.	237,516	103,317
*	Alphabet Inc. Class A	638,300	83,528
*	Alphabet Inc. Class C	506,191	66,741
*	Meta Platforms Inc. Class A	221,115	66,381
	Broadcom Inc.	36,673	30,460

		Shares	Market Value ($000)
*	Adobe Inc.	49,641	25,312
*	Salesforce Inc.	98,729	20,020
*	Advanced Micro Devices Inc.	176,679	18,166
	Oracle Corp.	165,126	17,490
	Intuit Inc.	28,645	14,636
	Applied Materials Inc.	91,615	12,684
	Texas Instruments Inc.	78,992	12,560
	QUALCOMM Inc.	108,410	12,040
	Intel Corp.	329,142	11,701
*	ServiceNow Inc.	18,434	10,304
	International Business Machines Corp.	65,574	9,200
	Micron Technology Inc.	132,374	9,005
	Lam Research Corp.	13,149	8,241
*	Synopsys Inc.	17,645	8,099
*	Cadence Design Systems Inc.	33,815	7,923
*	Palo Alto Networks Inc.	31,628	7,415
	Roper Technologies Inc.	14,570	7,056
	Marvell Technology Inc.	112,683	6,100
	Analog Devices Inc.	33,550	5,874
	Amphenol Corp. Class A	65,560	5,506
*	ON Semiconductor Corp.	58,609	5,448
	KLA Corp.	11,370	5,215
*	Workday Inc. Class A	23,847	5,124
*	Autodesk Inc.	22,471	4,649
	Microchip Technology Inc.	57,040	4,452
*	Fortinet Inc.	68,412	4,014
*	Atlassian Corp. Class A	19,230	3,875
*	Palantir Technologies Inc. Class A	207,700	3,323
	Cognizant Technology Solutions Corp. Class A	48,221	3,266
*	Gartner Inc.	9,051	3,110
	CDW Corp.	15,357	3,098
	HP Inc.	119,671	3,076
*	ANSYS Inc.	10,269	3,056
*	Guidewire Software Inc.	29,042	2,614
*	MongoDB Inc. Class A	7,494	2,592
	Hewlett Packard Enterprise Co.	142,406	2,474
*	Tyler Technologies Inc.	6,076	2,346
*	VeriSign Inc.	11,478	2,325
	Teradyne Inc.	22,732	2,284
*	Arrow Electronics Inc.	17,906	2,243
	Dell Technologies Inc. Class C	31,391	2,163
*	Western Digital Corp.	45,817	2,091
	Corning Inc.	68,131	2,076
*	CACI International Inc. Class A	6,163	1,935
*	Snowflake Inc. Class A	12,302	1,879
*	Cloudflare Inc. Class A	27,100	1,708
*	PTC Inc.	11,822	1,675
*	Akamai Technologies Inc.	15,501	1,651
*	Manhattan Associates Inc.	7,597	1,502
	Skyworks Solutions Inc.	15,100	1,489
	Vertiv Holdings Co. Class A	39,400	1,466
*	Splunk Inc.	9,487	1,387
*	Elastic NV	17,000	1,381
*	GoDaddy Inc. Class A	17,857	1,330
*	Ceridian HCM Holding Inc.	19,578	1,328
*	Crowdstrike Holdings Inc. Class A	7,601	1,272
*	Teradata Corp.	26,458	1,191
*	Datadog Inc. Class A	12,940	1,179

		Shares	Market Value ($000)
*	Lattice Semiconductor Corp.	13,583	1,167
*	IAC Inc.	22,353	1,126
*	Confluent Inc. Class A	37,795	1,119
	Monolithic Power Systems Inc.	2,320	1,072
	Jabil Inc.	8,300	1,053
*	Match Group Inc.	26,773	1,049
*	Zscaler Inc.	6,613	1,029
*	NCR Corp.	37,325	1,007
*	Pure Storage Inc. Class A	28,105	1,001
*	Toast Inc. Class A	52,000	974
	Paycom Software Inc.	3,751	973
*	Qorvo Inc.	10,165	970
*	F5 Inc.	5,875	947
*	HubSpot Inc.	1,916	944
*	New Relic Inc.	11,000	942
*	EPAM Systems Inc.	3,426	876
	NetApp Inc.	11,362	862
*	Clarivate plc	107,002	718
*	Informatica Inc. Class A	32,443	684
	Dolby Laboratories Inc. Class A	8,275	656
*	Nutanix Inc. Class A	18,189	634
*	Okta Inc. Class A	7,709	628
*	SentinelOne Inc. Class A	36,846	621
*	Pinterest Inc. Class A	22,695	613
*	Wolfspeed Inc.	15,909	606
	Universal Display Corp.	3,786	594
	Concentrix Corp.	7,250	581
*	DoorDash Inc. Class A	6,900	548
*	Twilio Inc. Class A	8,466	495
	Leidos Holdings Inc.	5,350	493
	SS&C Technologies Holdings Inc.	9,358	492
*	AppLovin Corp. Class A	12,252	490
	Entegris Inc.	5,006	470
*	Kyndryl Holdings Inc.	28,580	432
	Gen Digital Inc.	24,339	430
*	Dropbox Inc. Class A	15,760	429
*	Unity Software Inc.	12,900	405
	Pegasystems Inc.	9,302	404
*	DoubleVerify Holdings Inc.	12,015	336
*	Coherent Corp.	9,800	320
*	VMware Inc. Class A	1,759	293
*	Dynatrace Inc.	4,970	232
	Amdocs Ltd.	2,400	203
	Bentley Systems Inc. Class B	3,941	198
*	CCC Intelligent Solutions Holdings Inc.	14,588	195
*	nCino Inc.	5,545	176
	TD SYNNEX Corp.	1,700	170
*	Procore Technologies Inc.	2,434	159
*	DXC Technology Co.	6,882	143
*	Five9 Inc.	2,137	137
	National Instruments Corp.	2,212	132
	KBR Inc.	2,220	131
*	Smartsheet Inc. Class A	3,200	129
*	RingCentral Inc. Class A	3,800	113
	Dun & Bradstreet Holdings Inc.	10,863	109
*	IPG Photonics Corp.	621	63
*	Klaviyo Inc. Class A	84	3
*	Alteryx Inc. Class A	1	—

		Shares	Market Value ($000)
*	DocuSign Inc. Class A	9	—
*	UiPath Inc. Class A	3	—
*	Definitive Healthcare Corp. Class A	7	—
*	Paycor HCM Inc.	2	—
			1,194,642
Telecommunications (1.1%)
	Cisco Systems Inc.	394,484	21,207
	Comcast Corp. Class A	419,756	18,612
*	T-Mobile US Inc.	78,984	11,062
	Verizon Communications Inc.	292,147	9,468
	AT&T Inc.	586,195	8,805
*	Arista Networks Inc.	33,504	6,162
*	Charter Communications Inc. Class A	13,609	5,986
	Motorola Solutions Inc.	15,378	4,187
*	Liberty Broadband Corp. Class C	20,921	1,910
*	Frontier Communications Parent Inc.	58,546	916
*	Roku Inc. Class A	9,998	706
*	Ciena Corp.	14,679	694
	Cable One Inc.	990	609
*	Lumentum Holdings Inc.	11,754	531
*	DISH Network Corp. Class A	80,818	474
	Iridium Communications Inc.	8,812	401
*	Altice USA Inc. Class A	122,472	400
*	Liberty Broadband Corp. Class A	4,398	400
	Ubiquiti Inc.	1,382	201
			92,731
Utilities (1.3%)
	NextEra Energy Inc.	206,747	11,844
	Southern Co.	98,422	6,370
	CenterPoint Energy Inc.	226,420	6,079
	DTE Energy Co.	58,745	5,832
*	Clean Harbors Inc.	31,700	5,305
	Duke Energy Corp.	59,772	5,275
	Waste Management Inc.	33,653	5,130
	Consolidated Edison Inc.	58,011	4,962
	Sempra	67,138	4,567
	Constellation Energy Corp.	40,963	4,468
	Public Service Enterprise Group Inc.	76,193	4,336
*	PG&E Corp.	260,094	4,195
	Exelon Corp.	105,474	3,986
	Ameren Corp.	52,128	3,901
	American Electric Power Co. Inc.	43,400	3,265
	Republic Services Inc. Class A	17,596	2,508
	Xcel Energy Inc.	42,691	2,443
	American Water Works Co. Inc.	18,062	2,237
	WEC Energy Group Inc.	26,464	2,132
	Vistra Corp.	51,991	1,725
	Atmos Energy Corp.	14,148	1,499
	FirstEnergy Corp.	41,305	1,412
	Edison International	21,423	1,356
	NRG Energy Inc.	32,838	1,265
	Alliant Energy Corp.	24,227	1,174
	Eversource Energy	19,287	1,122
	CMS Energy Corp.	20,227	1,074
	NiSource Inc.	42,656	1,053
*	Sunrun Inc.	83,794	1,052
	UGI Corp.	45,441	1,045

				Shares	Market Value ($000)
	Entergy Corp.			10,419	964
	Essential Utilities Inc.			24,886	854
	AES Corp.			53,469	813
	Pinnacle West Capital Corp.			10,008	737
	OGE Energy Corp.			19,986	666
	Dominion Energy Inc.			13,417	599
*	Stericycle Inc.			3,528	158
	National Fuel Gas Co.			2,430	126
	Evergy Inc.			1,443	73
	IDACORP Inc.			8	1
	Hawaiian Electric Industries Inc.			7	—
	PPL Corp.			8	—
					107,603
Total Common Stocks (Cost $1,531,413)					3,930,194
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (51.8%)
Alabama (1.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	486
	Alabama Federal AID Highway Finance Authority SO Revenue ETM	5.000%	9/1/25	3,525	3,602
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,186
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds Revenue	5.000%	1/1/27	5,000	5,039
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/36	3,690	3,576
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/40	1,465	1,353
	Auburn AL GO	5.000%	8/1/38	1,000	1,054
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/31	1,125	1,163
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3)	4.000%	12/1/48	1,555	1,555
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	880	864
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	6,205	6,270
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,000	1,021
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/29	3,925	4,003
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	13,590	13,791
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/30	3,045	3,074
[3]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	12/1/30	2,930	3,005
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	930	904
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	8,745	8,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	12/1/26	3,750	3,651
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	5,795	5,413
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,335	3,248
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	2,090	1,971
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	532
	Huntsville AL GO	5.000%	5/1/35	1,125	1,174
	Huntsville AL GO	5.000%	5/1/38	1,860	1,935
	Huntsville AL GO	5.000%	3/1/42	1,620	1,687
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	804
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/30	1,170	1,218
	Huntsville AL Water System Revenue	5.000%	11/1/27	1,070	1,129
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,510
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,020
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	500
[5]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	443
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	1,989
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	3,255	3,191
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	250	245
	Montgomery AL GO	4.000%	12/1/36	400	389
	Montgomery AL GO	4.000%	12/1/39	450	416
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,183
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,030
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	1,858
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,680	6,653
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,505
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,270	1,303
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	805	768
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 2) PUT	4.000%	12/1/31	690	642
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	4,400	4,395
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	4,850	4,881
[3]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/30	2,170	2,192
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,122
	University of Alabama General Revenue	3.000%	7/1/36	1,085	888
[5]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,302
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/28	550	530
					127,711
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,570
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,179
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,352
[3,6]	Alaska Municipal Bond Bank Authority GO TOB VRDO	4.830%	10/2/23	1,100	1,100
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,141
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center)	5.000%	9/1/31	1,345	1,360
	Municipality of Anchorage GO	4.000%	9/1/36	785	771
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	922
					11,395
Arizona (1.1%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	688
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	549
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	755	829
	Arizona COP ETM	5.000%	10/1/26	2,000	2,068
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	506
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	724
[3,6]	Arizona Industrial Development Authority Multifamily Housing Revenue TOB VRDO	4.870%	10/2/23	21,400	21,400
[3,6]	Arizona Industrial Development Authority Multifamily Housing Revenue (Agave House Apartments) TOB VRDO	4.870%	10/2/23	4,330	4,330
[3,6]	Arizona Industrial Development Authority Multifamily Housing Revenue (Mesa Vista Project) TOB VRDO	4.870%	10/2/23	10,100	10,100
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	11
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	6
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	16
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	18
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	555
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,363
[8]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,180
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,583
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,646
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,032
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,011
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	98
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,869
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	100
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	912
[6]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	563
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/30	1,000	1,052
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	859
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health) PUT	5.000%	5/15/26	1,000	1,022
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	738
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	738
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,745
[9,10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	1,659
[11]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/43	1,000	1,093
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,338
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	1,963
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,538
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,954
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,647
[6]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	964
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	305
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	255
[6]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	967
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	929
	Pima County AZ Sewer System Revenue	5.000%	7/1/24	810	816
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,001
	Pima County AZ Sewer System Revenue ETM	5.000%	7/1/24	295	297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,137
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,593
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/39	1,370	1,411
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,044
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	914
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,500	2,530
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	651
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	1,015	997
					91,348
Arkansas (0.2%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,036
	Arkansas Federal Highway GO	3.000%	4/1/24	5,000	4,966
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,103
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/38	500	514
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,078
[8]	Springdale AR Sales & Use Revenue Prere.	5.000%	4/1/24	1,000	1,005
[3,6,8]	Springdale AR Sales & Use Tax Refunding & Improvement Revenue TOB VRDO	4.820%	10/2/23	3,300	3,300
	Springdale AR School District No. 50 GO	3.000%	6/1/32	495	437
	University of Arkansas Revenue	5.000%	11/1/24	850	860
	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,050
					16,349
California (4.0%)
[5]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,191
[12]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	554
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	991
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	382
	Bakersfield CA Wastewater Revenue	5.000%	9/15/27	300	308
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,851
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	960	938
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,916
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	985	950
[4]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	4.280%	4/1/27	1,000	978
[4]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	4.390%	4/1/28	1,000	975
[12]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/29	1,000	775

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,085	2,990
California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,170	3,069
California Community Choice Financing Authority Revenue PUT	5.500%	11/1/28	7,065	7,270
California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,225	1,234
California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	7,545	7,610
California Community Choice Financing Authority Revenue PUT	5.000%	3/1/31	6,555	6,613
California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	3,055	2,882
California Educational Facilities Authority Revenue	5.000%	6/1/43	1,000	1,085
California GO	5.000%	11/1/23	155	155
California GO	5.000%	4/1/24	2,000	2,013
California GO	5.000%	10/1/24	2,000	2,028
California GO	5.000%	12/1/24	2,000	2,033
California GO	5.000%	3/1/26	660	672
California GO	5.000%	10/1/26	1,000	1,041
California GO	5.000%	4/1/27	2,000	2,096
California GO	5.000%	4/1/27	1,000	1,048
California GO	3.500%	8/1/27	1,515	1,516
California GO	5.000%	10/1/27	1,000	1,057
California GO	5.000%	4/1/28	5,125	5,457
California GO	5.000%	4/1/28	1,000	1,065
California GO	5.000%	10/1/28	1,000	1,068
California GO	5.000%	4/1/29	1,000	1,074
California GO	5.000%	9/1/29	455	473
California GO	5.000%	9/1/29	1,000	1,079
California GO	5.000%	11/1/29	5,000	5,403
California GO	5.000%	11/1/29	780	782
California GO	5.000%	11/1/29	920	921
California GO	5.000%	4/1/31	1,000	1,096
California GO	4.000%	8/1/31	1,675	1,686
California GO	5.000%	4/1/32	2,500	2,674
California GO	5.000%	9/1/32	1,000	1,001
California GO	5.000%	10/1/32	1,875	1,893
California GO	4.000%	8/1/33	1,520	1,525
California GO	5.000%	8/1/33	2,865	2,966
California GO	4.000%	9/1/33	2,000	2,007
California GO	3.000%	10/1/34	2,725	2,442
California GO	5.000%	11/1/34	1,340	1,450
California GO	5.000%	3/1/35	2,000	2,147
California GO	5.000%	4/1/35	210	223
California GO	3.000%	10/1/35	1,815	1,590
California GO	4.000%	3/1/36	1,000	993
California GO	5.000%	4/1/36	5,000	5,287
California GO	5.000%	9/1/36	1,000	1,027
California GO	4.000%	10/1/36	1,155	1,138
California GO	4.000%	4/1/42	1,000	960
California GO	5.000%	10/1/42	1,500	1,563
California GO	5.000%	9/1/43	2,500	2,656
California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	6,250	6,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,029
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Health System)	5.000%	8/15/41	1,000	1,046
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	934
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	895	912
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,042
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	2,489	2,368
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	549	515
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,535	2,345
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,444	1,267
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	3,209	2,809
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/36	499	455
[10]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	533
[4]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	8/1/24	1,000	991
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	840
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	991
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,215
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,035
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	1,000	1,040
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/28	1,000	1,069
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,077
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,087
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/34	340	371
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	2,956
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,094
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,016
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,429
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	168
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	1,970	2,000
[3,6]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	4.800%	10/2/23	100	100
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	807
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	2,250	2,406
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	1,000	1,069
[6]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	400
[5]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,044
[5]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	815
	Chino Valley Unified School District GO	0.000%	8/1/31	600	436
	Citrus CA Community College District GO Prere.	5.000%	2/1/24	1,000	1,004
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,002
[6]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,500	1,049
[6]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	800	566
[6]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	369
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/42	2,875	2,960
[5]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	896
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	782
[4]	Eastern Municipal Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	4.080%	7/1/24	300	299
[13]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,533
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,024
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	511
[12]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,814
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,165
	La Quinta CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project 2014A) Prere.	5.000%	9/1/24	1,000	1,013
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	435
[9]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,249
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,015	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	1,670	1,764
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,192
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	400	446
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	370	371
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	1,989
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,479
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	5,000	5,418
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,437
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,414
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,027
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,796
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,110
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,030
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,203
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	515
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,670
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	2,635	2,858
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,087
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,020
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,000	2,029
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,468
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,261
	Los Angeles CA Unified School District GO	4.000%	7/1/40	455	436
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,835
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	1,000	1,035
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	1,800	1,727
[8]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,052
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,093
[4]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	5/21/24	500	498
[4]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	5/21/24	500	498
[4]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	5/21/24	500	499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No.1 2015)	5.000%	9/1/31	1,130	1,151
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	628
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,094
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	485
[9]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	927
[9]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,503
[9]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	507
	Peninsula Corridor Joint Powers Board CA Measure RR Sales Tax Revenue (Green Bonds - Climate Bond Certified)	5.000%	6/1/42	1,530	1,607
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,081
[5]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,427
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,165
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,131
[3,6]	River Islands Public Financing Authority Special Tax Bonds TOB VRDO	4.900%	10/2/23	2,800	2,800
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	1,977
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,767
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	296
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	325
[11]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,325
	Sacramento CA Municipal Utility District Electric Revenue PUT	5.000%	10/15/30	1,000	1,079
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	508
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	589
	San Diego CA Public Facilities Financing Authority Revenue	5.000%	5/15/39	1,925	2,070
[5]	San Diego CA Unified School District GO	5.500%	7/1/27	520	561
	San Diego CA Unified School District GO	0.000%	7/1/28	220	184
	San Diego CA Unified School District GO	0.000%	7/1/30	250	192
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	278
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	70
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	87
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	59
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	50
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	150	126
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	49
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	162
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	240	194
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,105
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	4.750%	4/1/24	1,305	1,312
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,023
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,681
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	987
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	962
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,078
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,080
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,061
[3,6]	San Francisco CA City & County Multifamily Housing Revenue TOB VRDO	4.900%	10/2/23	12,800	12,800
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	1.000%	10/1/25	4,355	4,003
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37	1,475	1,612
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/29	1,000	1,009
	San Francisco CA City & County Public Utilities Commission Water Revenue Prere.	5.000%	11/1/24	1,865	1,895
	San Mateo Foster City School District GO	3.000%	8/1/40	750	590
[12]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	958
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	921
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	495
	Sonoma County CA Junior College District GO	5.000%	8/1/41	2,000	2,047
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,026
[8]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,007
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,075
[11]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	895
	Union City CA Community Redevelopment Agency Successor Tax Allocation Refunding Bonds	5.000%	10/1/30	1,635	1,669
	University of California Revenue	4.000%	5/15/33	1,000	1,002
	University of California Revenue	4.000%	5/15/34	1,000	1,003
	University of California Revenue	5.000%	5/15/34	1,000	1,140
	University of California Revenue	4.000%	5/15/35	2,000	1,985
	University of California Revenue	5.000%	5/15/35	1,620	1,715
	University of California Revenue	5.000%	5/15/35	1,165	1,232
	University of California Revenue	5.000%	5/15/38	2,275	2,459
	University of California Revenue	4.000%	5/15/41	1,740	1,669
	University of California Revenue	4.000%	5/15/41	5,000	4,728
	University of California Revenue	5.000%	5/15/41	2,000	2,136
	University of California Revenue	5.000%	5/15/43	5,000	5,172
[5,10]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	789
[11]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	754
					332,530
Colorado (0.9%)
[14]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,466
	Adams 12 Five Star Schools CO GO	5.000%	12/15/30	1,675	1,735
	Adams County CO COP	5.000%	12/1/31	650	664
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,054
	Aurora CO Water Revenue Prere.	5.000%	8/1/26	1,645	1,706
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	904
	Colorado COP	4.000%	12/15/33	1,235	1,235
	Colorado COP	4.000%	12/15/34	1,800	1,797
	Colorado COP	6.000%	12/15/36	1,000	1,154
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	154
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	492
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/28	1,000	1,051
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,037
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	939
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	1,515	1,295
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,384
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	99
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	959
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,319
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	1,500	1,538
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,228
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,508
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,700	1,625
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,216
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	803
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	378
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	604
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,710
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	381
	Denver CO City & County GO	5.000%	8/1/38	4,665	5,044
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,421
	Denver CO City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,000
	Denver CO City & County School District No. 1 GO	5.000%	12/1/33	5,000	5,166
	Denver CO City & County School District No. 1 GO	5.000%	12/1/36	2,000	2,055
[11]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,552
[11]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	673
[4]	E-470 Public Highway Authority Colorado Revenue PUT, SOFR + 0.350%	3.908%	9/1/24	210	209
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,008
	Greeley CO Water Revenue	5.000%	8/1/26	2,910	3,016
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,555
[5]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	925	792
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	2,240	2,534
	Regional Transportation District of Colorado COP	5.000%	6/1/31	535	565
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/39	1,325	1,202
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	998
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/40	500	400
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	476
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/40	2,500	2,605
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,447
					73,246
Connecticut (0.6%)
	Connecticut GO	5.000%	2/15/25	1,000	1,015
	Connecticut GO	5.000%	5/15/25	2,345	2,385
	Connecticut GO	5.000%	9/1/26	1,000	1,009
	Connecticut GO	5.000%	2/15/27	1,000	1,042
	Connecticut GO	5.000%	4/15/28	1,000	1,060
	Connecticut GO	5.000%	3/1/32	2,950	2,959
	Connecticut GO	3.000%	1/15/33	270	239
	Connecticut GO	4.000%	3/15/35	5,000	4,910
	Connecticut GO	3.000%	1/15/38	2,345	1,854
	Connecticut GO	4.000%	6/15/39	300	284
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	975
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,623
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,264
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/32	1,600	1,613
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	894
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	650	599
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	800	730
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/37	200	181
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	562
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	985
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,448
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	875
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	466
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,906
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	534
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,050
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,335
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	11/1/38	3,120	2,963
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,096
	Connecticut State Health & Educational Facilities Authority Revenue PUT	2.800%	2/3/26	1,245	1,200
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/38	680	710
[6]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/30	1,300	1,303
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	1,892
	Norwalk CT GO	4.000%	8/15/41	695	635
	University of Connecticut Revenue	5.000%	2/15/27	635	644
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,055
					48,203
Delaware (0.1%)
[6]	Affordable Housing Opportunities Trust Revenue	3.527%	5/1/39	2,500	1,935
	Delaware GO	5.000%	2/1/25	1,010	1,027
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	611
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,030
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/28	500	527
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,201
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	591
	University of Delaware Bonds Revenue	5.000%	11/1/34	440	493
	University of Delaware Bonds Revenue	5.000%	11/1/35	500	554
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,773
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	526
					10,268
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,261
	District of Columbia GO	5.000%	6/1/27	1,000	1,050
	District of Columbia GO	5.000%	6/1/29	3,780	3,805
	District of Columbia GO	5.000%	6/1/32	1,000	1,029
	District of Columbia GO	5.000%	6/1/34	1,320	1,360
	District of Columbia GO	4.000%	2/1/37	725	707
	District of Columbia GO	5.000%	1/1/39	1,000	1,074
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,009
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,088
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	919
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	1,060	1,080
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,264
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,092
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,131
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	947
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,531
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	285
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,317
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	633
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	972
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	496
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	914
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,131
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/34	1,115	1,100
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/27	100	105
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/28	100	106
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/37	750	804
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/39	685	725
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/41	805	846
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,020
					39,433
Florida (2.3%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	305	274
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	553
[5]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,204
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,539
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,005
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,001
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,000
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,638
	Broward County FL School COP	5.000%	7/1/36	1,000	1,059
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,046
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	508
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	544
[6]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	405
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	397
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	995
[5]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,004
[5]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	941
[5]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	692
	Davie FL Educational Facilities Revenue	5.000%	4/1/38	1,000	1,013
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,268
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	963
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,122
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,325	1,341
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,478
	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,388
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	191
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	404
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	479
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	208
	Florida GO	5.000%	7/1/27	1,440	1,493
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	691
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,640
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/26	1,000	1,017
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/27	1,000	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/28	1,125	1,148
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,500	1,504
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,780
	Florida Municipal Power Agency Revenue	5.000%	10/1/30	1,200	1,263
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	860
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/30	1,965	1,965
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	1,000	1,036
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,182
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	935
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/42	1,000	902
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	926
[5]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	972
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	978
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,365
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	165
	Hillsborough County FL Aviation Authority Tampa International Airport Revenue	4.000%	10/1/42	1,000	928
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	475
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,748
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,160
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,005
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,542
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,152
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,103
	Jacksonville FL Special Revenue	5.000%	10/1/24	1,200	1,214
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,577
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	1,746
	Jacksonville FL Special Revenue	5.000%	10/1/32	1,000	1,095
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,456
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,012
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,220
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,644
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	2,754
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,001
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,065
	Lakeland FL Energy System Revenue	4.000%	10/1/37	1,000	956
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,507
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	445
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36	1,750	1,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,669
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,004
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,035
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,522
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,035
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,397
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,039
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,892
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,022
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	955
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,183
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	709
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	865
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	835
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,008
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,226
	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,508
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/30	1,000	1,027
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,099
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	368
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,479
	Miami-Dade County FL Seaport Revenue Prere.	5.750%	10/1/23	1,500	1,500
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	605
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,309
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	3,015	1,331
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,405
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,039
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,017
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/33	1,965	1,927
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/35	2,125	2,033
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,618
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	813
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,554
	Orange County FL School Board COP	5.000%	8/1/33	6,105	6,256
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	786
[5]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,596
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/28	1,100	1,175
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,111
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	517
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,158
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	567
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	365
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,275
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,564
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,521
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	214
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	404
[6]	Pasco County FL Revenue	5.000%	7/1/30	2,500	2,552
[5]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,658
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,191
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	947
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,577
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,803
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	987
	South Broward FL Hospital District Revenue	3.000%	5/1/40	1,960	1,499
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30	500	512
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,136
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	823
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,076
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,006
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,024
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	757
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,275
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,078
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,711
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	210
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	263
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	994
	Village Community FL Development District No. 13 Florida Assessment Revenue	2.850%	5/1/36	1,000	783
[6]	Village Community FL Development District No.15 Florida Assessment Revenue	4.850%	5/1/38	500	482
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,033
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,677
[8]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,526
					186,038
Georgia (1.8%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,478
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	980
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,572
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,004
	Atlanta GA Airport Revenue	5.000%	7/1/40	1,015	1,068
	Atlanta GA Airport Revenue	4.000%	7/1/41	2,015	1,890
	Atlanta GA GO	5.000%	12/1/40	5,500	5,839
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,311
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	477
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,358
	Augusta Development Authority Revenue (AU Health System Inc. Project)	5.000%	7/1/24	500	501
	Bartow County GA Development Authority Pollution Control Revenue PUT	3.950%	3/8/28	1,000	965
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	428
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	105
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	210
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	400
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,079
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	833
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,329
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,550
[6]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	755
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	889
	Georgia GO	5.000%	7/1/24	1,500	1,513
	Georgia GO	5.000%	7/1/24	1,000	1,009
	Georgia GO	5.000%	7/1/25	1,100	1,124
	Georgia GO	5.000%	2/1/26	4,280	4,410
	Georgia GO	5.000%	7/1/26	1,340	1,389
	Georgia GO	5.000%	7/1/28	1,080	1,155
	Georgia GO	5.000%	7/1/28	5,000	5,348
	Georgia GO	5.000%	7/1/31	5,000	5,292
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,411
	Georgia Ports Authority Revenue	5.000%	7/1/38	1,250	1,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,067
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	606
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	358
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,612
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,076
	Gwinnett County GA School District GO	5.000%	2/1/28	500	507
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	244
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	3,125	2,950
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	10,810	10,916
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	4,745	4,706
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/30	6,700	6,770
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/30	5,855	5,800
[3]	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/31	7,670	7,757
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	484
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	302
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	8/1/48	6,245	6,243
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,225	1,217
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	3,195	3,123
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,675	3,510
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	2,490	2,485
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	650	633
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,047
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,454
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,835
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,627
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	1,951
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	645
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	979
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,536
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,179
[8]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,860
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,020
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,718
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,026
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,227
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,125
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	534
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	518
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	593
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	826
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	815
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	515
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	185
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	613
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/39	2,000	2,001
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,200
[6]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	2,500	2,683
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,001
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	838
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	586
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,027
					152,064
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	733
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	859
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	581
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	500	405
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,124
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,034
					5,736
Hawaii (0.3%)
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	1,915
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,080
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,366
	Hawaii GO	5.000%	10/1/25	1,575	1,614
	Hawaii GO	5.000%	8/1/29	595	598
	Hawaii GO	5.000%	1/1/36	4,115	4,296
	Hawaii GO Prere.	5.000%	8/1/24	1,500	1,514
	Hawaii GO Prere.	5.000%	8/1/24	235	237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County GO	5.000%	11/1/27	1,000	1,056
	Honolulu HI City & County GO	5.000%	7/1/28	895	952
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,023
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,090
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/26	245	249
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,041
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,020
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	923
	Maui County HI GO	2.000%	3/1/41	1,000	621
					25,595
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/41	2,000	2,103
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,642
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/31	585	643
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/34	550	606
					4,994
Illinois (3.0%)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,030
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	502
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,035
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,001
	Chicago IL Board of Education GO	5.000%	12/1/24	700	704
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,508
	Chicago IL Board of Education GO	7.000%	12/1/26	500	526
[11]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	781
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,168
[11]	Chicago IL Board of Education GO	0.000%	12/1/29	520	386
[11]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	949
[5]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,276
	Chicago IL Board of Education GO	5.000%	12/1/30	500	507
[11]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,030
	Chicago IL Board of Education GO	5.000%	12/1/32	1,000	1,007
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,186
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	862
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	853
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,621
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,283
	Chicago IL GO	5.000%	1/1/24	520	521
	Chicago IL GO	5.000%	1/1/26	120	121
	Chicago IL GO	5.000%	1/1/28	930	955
	Chicago IL GO	5.000%	1/1/29	1,500	1,548
	Chicago IL GO	5.000%	1/1/31	1,500	1,542
	Chicago IL GO	5.750%	1/1/34	390	406
	Chicago IL GO	4.000%	1/1/35	500	462
	Chicago IL GO	5.250%	1/1/38	1,000	1,013
	Chicago IL GO	6.000%	1/1/38	500	519
[11]	Chicago IL GO	0.000%	1/1/39	1,600	672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.500%	1/1/39	1,000	1,027
	Chicago IL GO	5.500%	1/1/40	1,000	1,023
	Chicago IL GO ETM	5.000%	1/1/28	160	169
	Chicago IL GO Prere.	5.000%	1/1/25	215	218
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,025
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26	2,500	2,590
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	620	671
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	240
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,021
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,359
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,162
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,018
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,068
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	499
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,007
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,576
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	2,947
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,438
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	1,884
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	2,998
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,046
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,062
[8]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,045
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	948
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,105
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,020
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	906
[8]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,048
[8]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,248
[8]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,033
[5]	Chicago IL Revenue	5.000%	11/1/32	1,000	1,076
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	250	251
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,016
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,581
[11]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,210	1,261
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	986
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,004
	Chicago Park District GO	5.000%	1/1/31	460	456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO Prere.	5.000%	1/1/24	540	541
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	983
[5]	Cook County IL GO	5.000%	11/15/26	1,545	1,597
	Cook County IL GO	5.000%	11/15/30	1,635	1,683
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,703
[5]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	388
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,195
	Illinois Finance Authority Revenue	5.000%	10/1/35	1,060	1,074
	Illinois Finance Authority Revenue	4.000%	7/1/37	2,040	1,836
	Illinois Finance Authority Revenue	4.000%	7/1/42	2,350	1,968
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,561
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,568
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,014
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	434
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,312
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,622
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,021
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,042
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,024
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,023
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,039
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	950
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	491
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,762
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	993
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,046
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,034
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	774
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	944
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	3,370	3,392
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,055
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	1,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,005
	Illinois GO	5.000%	11/1/23	1,000	1,000
	Illinois GO	4.000%	3/1/24	750	749
	Illinois GO	5.000%	10/1/24	1,470	1,481
	Illinois GO	5.000%	11/1/24	1,785	1,800
	Illinois GO	5.000%	7/1/26	1,000	1,024
	Illinois GO	5.000%	6/1/27	1,070	1,094
	Illinois GO	5.000%	7/1/27	1,000	1,032
	Illinois GO	5.000%	10/1/27	1,640	1,695
	Illinois GO	5.000%	2/1/28	1,690	1,736
	Illinois GO	5.000%	7/1/28	1,000	1,040
	Illinois GO	5.000%	10/1/28	2,000	2,082
	Illinois GO	5.000%	11/1/28	1,050	1,084
	Illinois GO	5.000%	7/1/29	1,000	1,046
	Illinois GO	5.000%	11/1/29	1,105	1,137
	Illinois GO	5.250%	2/1/30	1,900	1,901
	Illinois GO	5.000%	5/1/30	1,000	1,051
	Illinois GO	5.000%	5/1/31	1,305	1,376
	Illinois GO	5.000%	10/1/31	475	489
	Illinois GO	5.000%	5/1/32	1,500	1,585
	Illinois GO	5.000%	5/1/34	1,500	1,567
	Illinois GO	4.000%	11/1/34	1,250	1,188
	Illinois GO	5.000%	5/1/35	500	508
	Illinois GO	5.000%	5/1/35	2,150	2,230
	Illinois GO	4.125%	10/1/36	500	469
	Illinois GO	5.000%	5/1/37	1,085	1,107
	Illinois GO	4.000%	10/1/38	1,000	897
	Illinois GO	5.500%	5/1/39	500	522
	Illinois GO	5.250%	5/1/40	1,110	1,134
	Illinois GO	4.000%	10/1/40	700	613
	Illinois GO	5.250%	5/1/42	2,125	2,157
	Illinois GO	5.125%	10/1/43	1,000	1,005
[6]	Illinois Housing Development Authority Multifamily Revenue TOB	6.000%	10/5/40	1,000	906
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	3,975	3,764
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,950	1,927
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	1,045	1,058
[8]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,017
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,006
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,001
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	1,075	1,069
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/40	2,800	2,584
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	1,180	1,215
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/44	1,150	1,185
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,001
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,687
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	500
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,221
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,234
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,509
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,458
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	2,705	2,481
[8]	Joliet IL GO	5.250%	12/15/39	1,500	1,572
[8]	Joliet IL GO	5.500%	12/15/42	1,000	1,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	250
[5]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,230
	Lake County IL GO	4.000%	11/30/27	2,620	2,658
[8]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/42	1,000	871
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	807
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,016
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,552
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,665
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	991
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	726
[5,10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	416
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,086
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	248
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	815
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	2,130	1,365
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,248
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,023
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	830	411
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	484
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	468
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	2,500	2,159
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,108
[8]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	472
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/26	1,570	1,616
	Regional Transportation Authority IL Revenue	5.000%	6/1/40	1,525	1,554
	Regional Transportation Authority Illinois Revenue	5.000%	6/1/31	1,785	1,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,003
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,570
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,201
[15]	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/34	1,340	1,416
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	373
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	441
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	652
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	575
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,026
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,369
[8]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/37	2,850	3,060
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	116
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	9
[8]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,000
[8]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	790
[8]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,383
					250,052
Indiana (0.6%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	442
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,157
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,507
	Carmel IN Local Public Improvement Bond Bank Revenue (Special Program Bonds)	4.000%	1/15/35	1,000	986
	Crown Point IN Multi School Building Corp. Revenue	5.000%	7/15/28	490	518
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/24	495	496
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/24	850	857
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/25	485	491
[8]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,038
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	820
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/28	1,420	1,480
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/32	1,500	1,608
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,414
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	728
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	486
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,062
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,228
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,590
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,175
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,556
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,646
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	651
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,097
	Indiana Finance Authority Revenue (Stadium Project)	4.000%	2/1/34	1,000	999
[15]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	1,270	1,283
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	755
[15]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	250	250
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,439
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,041
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,621
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,522
	Indianapolis Local Public Improvement Bond Bank Revenue (Cityway 1 Project)	5.000%	2/1/32	1,345	1,347
	Indianapolis Local Public Improvement Bond Revenue	5.000%	6/1/31	1,000	1,068
	Indianapolis Public School GO	5.000%	1/15/27	500	521
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,406
[15]	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/37	1,050	1,100
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	901
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	911
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/42	3,890	3,983
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	721
	Seymour IN Elementary School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/35	750	815
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,057
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,074
					51,330
Iowa (0.2%)
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/39	2,000	1,577
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,352
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	4.000%	12/1/32	1,000	932
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,500	2,416
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,265
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	966
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	3,135	2,898
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,032
					15,873
Kansas (0.2%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,005
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	4,564
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,317
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	707
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	74
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/28	505	528
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,066
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	350
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,573
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,043
					15,227
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	885
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	215
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,087
[11]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,107
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,611
[11]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,010
[8]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,046
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	9,184
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,655	6,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	895	882
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,095	3,049
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,858
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	8,880	8,554
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	5,065	4,784
[4]	Kentucky Public Energy Authority Gas Supply Revenue PUT, SOFR + 1.200%	4.758%	8/1/30	2,000	1,897
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	271
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/29	2,180	2,263
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,105
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	442
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	884
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,337
					51,064
Louisiana (0.4%)
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	595
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	816
	Lafayette Parish LA School Board Sale Tax Revenue	5.000%	4/1/35	500	549
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,095
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	377
	Louisiana Gasoline & Fuel Tax Revenue Prere.	4.500%	5/1/25	2,000	2,020
[4]	Louisiana Gasoline & Fuel Tax Revenue PUT, SOFR + 0.500%	4.217%	5/1/26	490	479
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,373
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/34	1,250	1,192
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,925
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	3,986
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,006
[8]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,376
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,270
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/34	350	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,320
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	284
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	463
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/38	1,000	1,046
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/40	1,000	1,035
[5]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	916
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	702
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	677
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	530	520
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,330
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	1,822
					34,551
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	459
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	616
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	142
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	532
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	782
	Maine Municipal Bond Bank Revenue	4.000%	11/1/38	800	751
	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,073
	Portland ME General Airport Revenue	4.000%	1/1/39	820	736
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,025
					6,116
Maryland (0.8%)
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,202
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,489
	Anne Arundel County MD GO	5.000%	4/1/28	1,075	1,145
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,214
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,113
	Harford County MD GO	5.000%	10/1/25	2,000	2,051
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	850
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	841
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	975	978
	Maryland Department of Transportation Revenue	5.000%	12/1/24	80	81
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Revenue	5.000%	12/1/26	65	68
	Maryland Department of Transportation Revenue	5.000%	12/1/27	65	69
	Maryland Department of Transportation Revenue	5.000%	12/1/28	65	70
	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	70
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,358
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,436
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,303
	Maryland GO	5.000%	8/1/25	9,380	9,586
	Maryland GO	5.000%	3/15/26	1,235	1,275
	Maryland GO	4.000%	8/1/26	1,970	1,969
	Maryland GO	5.000%	8/1/26	2,110	2,190
	Maryland GO	5.000%	3/15/28	4,280	4,493
	Maryland GO	3.250%	8/1/30	1,000	938
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,027
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,021
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	168
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	757
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/27	500	514
[4,6]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	4.520%	12/8/27	3,470	3,470
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,224
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	280
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	922
	Maryland State Stadium Authority Built Learn Revenue	5.000%	6/1/32	1,000	1,096
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	955
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,096
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	1,996
	Maryland State Stadium Authority Revenue	5.000%	3/1/29	1,000	1,067
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,502
	Maryland Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,119
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,002
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,012
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,000
					66,518
Massachusetts (1.0%)
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,735
	Massachusetts Bay Transportation Authority Revenue Prere.	5.000%	7/1/26	245	254
[11]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	2,605
[11]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	430
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,052
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,476
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,412
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,159
[16]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/25	500	503
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,559
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,804
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,266
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,099
[4,6]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	4.580%	1/29/26	1,000	993
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	1,841
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	517
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	371
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	786
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/33	1,000	1,008
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	207
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,283
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	515
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/34	1,000	953
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,091
	Massachusetts GO	5.000%	12/1/23	1,520	1,523
	Massachusetts GO	5.000%	9/1/25	3,850	3,944
	Massachusetts GO	5.000%	9/1/28	5,530	5,932
	Massachusetts GO	5.000%	10/1/30	6,000	6,579
	Massachusetts GO	5.000%	5/1/31	1,675	1,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts GO	5.250%	1/1/34	2,665	2,872
	Massachusetts GO	5.000%	7/1/35	1,000	1,019
	Massachusetts GO	5.000%	5/1/37	1,000	1,083
	Massachusetts GO	5.000%	9/1/38	3,500	3,640
	Massachusetts GO	5.000%	5/1/40	2,275	2,365
	Massachusetts GO	2.000%	3/1/41	1,000	626
	Massachusetts GO	5.000%	11/1/43	2,500	2,623
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	2,559
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	623
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,352
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	1,887
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,506
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,034
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	362
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	911
[11]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	529
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,040
[11]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	710
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,002
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,111
					79,427
Michigan (1.2%)
[17]	Battle Creek MI School District GO	5.000%	5/1/25	535	545
	Bloomfield Hills MI School District GO	5.000%	5/1/41	500	515
[17]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,012
[17]	Dearborn MI School District GO Prere.	5.000%	11/1/23	1,200	1,201
[5,17]	Detroit MI City School District GO	5.250%	5/1/28	615	657
[5]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,106
	Detroit MI Unlimited Tax GO	6.000%	5/1/43	25	26
[5]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,087
[5]	Grand Rapids Public Schools GO	5.000%	11/1/36	1,000	1,036
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,921
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,275
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,258
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,686
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,030
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,529
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,060
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	998
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,394
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,022
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,052
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,288
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	511
[17]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	436
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,331
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	995
[17]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,208
[17]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/27	450	471
[17]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/28	515	546
[5,17]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,006
[17]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,673
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,020
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,275
	Michigan Building Authority Revenue	5.000%	10/15/41	200	210
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,009
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont Health Credit Group) Prere.	5.000%	8/1/24	1,500	1,514
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,058
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,140
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,059
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,046
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,033
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35	2,250	2,340
[4]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	4.830%	12/1/24	1,500	1,501
[4]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	4.880%	12/1/25	500	498
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,112
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,750
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,726
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	623
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	761
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,508
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,237
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	869
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	996
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,766
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,103
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,061
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	953
	Michigan State Hospital Finance Authority Revenue (Ascension Health Credit Group)	4.000%	11/15/32	1,000	985
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	4,645	4,462
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	945	949
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	1,105	1,143
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	1,893
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	1,695	1,790
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	2,210	2,297
	Northville MI Public School GO	5.000%	5/1/39	1,025	1,069
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/28	375	380
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/26	500	503
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/27	325	328
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,277
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,076
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,562
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,269
[17]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,696
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital) Prere.	5.000%	3/1/24	1,450	1,455
[17]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,021
	University of Michigan Revenue	5.000%	4/1/25	35	36
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/30	25	26
	University of Michigan Revenue	5.000%	4/1/31	30	31
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,133
[5]	University of Michigan Revenue	5.000%	11/15/32	590	624
[5]	University of Michigan Revenue	5.000%	11/15/33	200	211
	University of Michigan Revenue Prere.	5.000%	4/1/26	25	26
	University of Michigan Revenue Prere.	5.000%	4/1/26	40	41
	University of Michigan Revenue Prere.	5.000%	4/1/26	30	31
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	888
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,323
					103,115
Minnesota (0.9%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	365
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/38	400	417
	Hennepin County MN GO	5.000%	12/1/43	2,410	2,546
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/37	2,000	2,096
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/38	2,205	2,310
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	462
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,163
	Minneapolis MN Health Care System Revenue	4.000%	11/15/36	1,000	946
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/28	1,085	1,126
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/30	1,785	1,868
	Minnesota GO	5.000%	8/1/24	1,615	1,631
	Minnesota GO	5.000%	8/1/25	1,500	1,535
	Minnesota GO	5.000%	8/1/25	2,170	2,220
	Minnesota GO	5.000%	8/1/27	1,005	1,024
	Minnesota GO	5.000%	8/1/29	5,000	5,405
	Minnesota GO	5.000%	9/1/30	5,000	5,477
	Minnesota GO	5.000%	8/1/31	5,000	5,506
	Minnesota GO	5.000%	8/1/33	1,440	1,522
	Minnesota GO	5.000%	10/1/33	3,235	3,393
	Minnesota GO	4.000%	8/1/41	2,000	1,836
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	593
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	880
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	638	560
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	485	466
	Minnesota Housing Finance Agency Residential Housing Revenue	5.500%	7/1/53	1,795	1,844
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,454
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	2,205	2,143
[3,4]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	4.564%	12/1/27	1,000	978
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,524
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,213
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,047
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,085
	Rochester Independent School District No. 535 GO	3.000%	2/1/35	1,000	874
	Rosemount MN Independent School District No. 196 GO	4.000%	2/1/41	5,000	4,707
	University of Minnesota Revenue	5.000%	4/1/38	2,000	2,083
	West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,016
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,075
					75,767

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi (0.2%)
Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	942
Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,365
Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/27	500	516
Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,825
Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,037
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,532
Mississippi GO Prere.	5.000%	11/1/25	1,000	1,026
Mississippi GO Prere.	5.000%	11/1/26	115	120
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	855
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	643
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	268
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,029
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	977
Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,000	2,068
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	596
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	534
				15,333
Missouri (0.6%)
Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,752
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,533
Clay County MO Public Schools District GO	5.000%	3/1/39	1,375	1,439
Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/39	1,100	1,024
Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/40	3,000	2,309
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,110
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,224
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,506
Kansas City MO GO	4.000%	2/1/26	615	620
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,074
Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,421
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,313
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,131
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,001
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	881
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) Prere.	5.000%	6/1/24	1,480	1,489
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/28	1,000	1,035
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,079
	Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	931
	Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	1,500	1,491
	Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	2,425	2,536
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.500%	1/1/39	2,865	2,779
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,110
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,514
[15]	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/41	2,000	2,139
	Missouri Housing Development Commission Revenue	3.500%	11/1/50	445	428
	Missouri Housing Development Commission Revenue	5.000%	5/1/53	980	984
	Missouri Housing Development Commission Revenue	5.750%	5/1/53	205	212
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,439
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,023
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,645
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,500	1,344
[6,12]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,111
[6,12]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,282
[5]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/33	1,000	632
[5]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	716
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,013
					52,818
Montana (0.1%)
	Forsyth MT Pollution Control Revenue	3.875%	7/1/28	1,000	954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Montana Board of Housing Multifamily Revenue PUT	5.000%	5/1/25	2,444	2,453
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	833
					4,240
Multiple States (0.2%)
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,495	1,291
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,905	1,524
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,870	1,498
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,355	1,076
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/35	4,862	3,924
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	465	404
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,245	964
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.140%	1/25/40	1,496	1,312
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.990%	4/25/43	3,000	2,291
					14,284
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	281
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,003
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,266
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/29	8,145	8,240
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	1,235	1,229
[3]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	8,015	7,911
	Nebraska Public Power District Revenue	5.000%	7/1/28	1,000	1,050
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,458
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,530
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,018
	Sarpy County NE Schools District GO	5.000%	12/15/27	1,000	1,022
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,785
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/27	1,100	1,155
					29,948
Nevada (0.7%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	567
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,244
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,221
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,028
	Clark County NV GO	4.000%	6/1/32	1,505	1,508
	Clark County NV GO	4.000%	7/1/32	2,190	2,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	4.000%	6/1/33	1,000	1,002
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,587
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,107
[5]	Clark County NV Highway Improvement Revenue	4.000%	7/1/40	1,000	919
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,057
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,168
[5]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,121
[5]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,796
[8]	Clark County NV School District GO	3.000%	6/15/34	1,000	874
[8]	Clark County NV School District GO	3.000%	6/15/37	1,000	800
	Clark County NV School District GO	3.000%	6/15/38	1,000	772
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,180
[5]	Clark County NV School District GO	4.000%	6/15/40	850	774
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/37	1,100	1,164
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,034
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,199
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,026
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,912
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,041
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,078
	Nevada GO	5.000%	11/1/23	1,465	1,466
	Nevada GO	5.000%	11/1/25	1,015	1,033
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,655
[3,6]	Nevada Housing Divisional Custodial Receipts Revenue TOB VRDO	3.270%	10/2/23	10,000	10,000
[6]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	750	719
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	255
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	257
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	257
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	257
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,545
					53,817
New Hampshire (0.2%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,564
	National Finance Authority NH Revenue	4.125%	1/20/34	5,297	4,927
	National Finance Authority NH Revenue	3.875%	1/20/38	2,616	2,253
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,492
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	984	911
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/33	1,000	988
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,355	1,956
					14,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey (1.8%)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group) Prere.	5.000%	2/15/24	1,400	1,404
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,191
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,707
[5]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,134
	Hudson County NJ General Improvement Bonds GO	3.000%	11/15/31	2,615	2,366
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	712
[8]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,159
[8]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	838
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,019
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,191
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/31	3,500	3,549
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,637
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	264
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,162
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,059
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	488
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,041
	New Jersey Economic Development Authority Revenue Prere.	5.250%	6/15/25	300	307
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,115
[11]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	416
[11]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	99
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,214
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,247
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	1,725	1,745
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	1,325	1,353
[11]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,057
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	1,400	1,460
[15]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,000	1,039
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	730
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,090
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	704
[5]	New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/35	400	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	2.000%	6/1/31	1,295	1,048
	New Jersey GO	2.000%	6/1/32	1,230	968
	New Jersey GO	2.000%	6/1/35	1,000	730
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	500
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/34	500	501
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	106
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	945
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,003
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/31	1,000	1,010
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,467
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,319
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,427
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	632
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,428
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,000	1,019
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/31	1,000	1,068
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/33	1,000	1,070
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/34	600	640
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,064
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	945
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	945
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,033
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,587
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,043
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/28	1,000	1,049
[5]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,307
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,340
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,153
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,150
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,043
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/30	2,000	2,127
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,420	1,035
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/31	1,000	1,068
[11,19]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	187
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/32	1,000	1,066
[5]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	665
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,036
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	598
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	783
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	488
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	846
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	500	265
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,520
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	606
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,010
[12]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,747
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,485
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,390
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	704
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/38	1,500	1,567
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	3,175	1,387
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	514
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	4,245	4,391
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,049
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,071
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,500
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,031
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,036
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	2,000	1,879
[8]	Newark NJ Board of Education School Energy Savings Obligation Refunding Bonds GO	5.000%	7/15/29	375	396
[5]	North Hudson Sewerage Authority Revenue ETM	5.000%	6/1/36	1,320	1,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	525	502
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,861
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,288
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,607
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,033
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,033
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,612
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,532
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,016
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	2,749
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,628
					146,289
New Mexico (0.2%)
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,175
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	822
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,274
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	1,973
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/28	495	480
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	822
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,052
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,546
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	975	915
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	805
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/24	1,000	1,008
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/25	1,000	1,021
					15,893
New York (6.5%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	790
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	707
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	936
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	931
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,179
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	330
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	426
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	561
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,119
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	433
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	201
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	241
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	483
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	532
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	526
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	691
[5]	Hempstead NY GO	4.000%	4/1/29	1,420	1,426
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,611
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,544
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	535
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	904
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,465	1,557
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/35	1,095	1,145
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/26	1,360	1,238
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,020
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,094
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,135
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,576
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,571
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,613
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	718
[5]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,021
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	1,370	1,203
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	800	694
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	499
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,029
[4,5]	Metropolitan Transportation Authority NY Revenue PUT, SOFR + 0.550%	4.108%	4/1/24	500	500
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,062
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	1,838
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,575
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	564
	New York City NY GO	5.000%	8/1/24	1,000	1,009
	New York City NY GO	5.000%	8/1/25	1,245	1,272
	New York City NY GO	5.000%	8/1/25	1,310	1,339
	New York City NY GO	5.000%	8/1/25	1,000	1,022
	New York City NY GO	5.000%	6/1/26	2,450	2,492
	New York City NY GO	5.000%	8/1/27	1,000	1,049
	New York City NY GO	5.000%	8/1/32	1,000	1,087
	New York City NY GO	5.000%	12/1/32	1,755	1,802
	New York City NY GO	5.000%	12/1/32	1,000	1,051
	New York City NY GO	5.000%	10/1/34	1,940	2,057
	New York City NY GO	4.000%	8/1/35	1,000	987
	New York City NY GO	5.000%	12/1/35	1,120	1,143
	New York City NY GO	4.000%	8/1/36	1,000	968
	New York City NY GO	5.000%	10/1/36	3,875	4,031
	New York City NY GO	4.000%	8/1/37	2,000	1,913
	New York City NY GO	4.000%	10/1/37	6,640	6,333
	New York City NY GO	5.000%	4/1/39	1,000	1,045
	New York City NY GO	5.000%	4/1/39	5,000	5,105
	New York City NY GO	5.000%	9/1/39	5,000	5,216
	New York City NY GO	3.000%	3/1/41	1,210	914
	New York City NY GO	5.000%	4/1/41	3,000	3,107
	New York City NY GO	5.250%	5/1/41	1,250	1,318
	New York City NY GO	4.000%	4/1/42	3,000	2,720
	New York City NY GO	5.250%	10/1/42	1,000	1,052
	New York City NY GO	5.250%	4/1/43	1,000	1,051
[3]	New York City NY GO VRDO	4.100%	10/5/23	200	200
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,619
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,337
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	372
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	1,965	1,814
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	800	727
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	968
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	967
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/27	2,000	1,923
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/28	1,000	959
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	785	608
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,245
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,537
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,640
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	4,657
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,053
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,026
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,264
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,028
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,090
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,581
[15]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	215	224
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue Prere.	5.000%	6/15/25	1,350	1,379
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,760
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,035
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,072
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,708
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,607
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,664
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/43	1,000	1,021
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,351
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,070
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,500	1,618
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,497
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,378

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,529
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,457
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,752
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,595
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,044
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,560
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,469
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,776
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,099
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,611
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,203
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	970
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,714
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,026
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,182
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	1,500	1,506
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/44	1,000	1,076
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,286
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	1,600	1,704
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/34	2,895	3,025
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,097
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,285
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	118
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	974
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,406
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	2,716
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	240
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	189
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	4,732
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,063
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	1,872
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,370
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	565
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,155
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,546
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,571
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,597
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	759
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	8,466
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	525
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,064
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/42	1,570	1,621
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	905
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,561
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	5,908
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,714
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,376
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,398
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,005
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	357
[8]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,437
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	4.000%	2/15/43	1,000	908
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,210
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,527
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,148
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,184
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,087
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	727
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	291
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	1,815	1,563
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	826
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,198
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,153
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,707
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,409
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,571
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	671
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,560
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	3,920	3,819
[5]	New York Power Authority Green Transmission Revenue	4.000%	11/15/41	3,540	3,247
[12]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	505
[12]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	529
[8]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,077
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,094
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	874
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	778
[5]	New York State Dormitory Authority Revenue	5.000%	10/1/37	2,500	2,625
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,092
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,012
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,006
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,897
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	552
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,035	2,052
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,093
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	5,334
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	2,000	2,072
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,006
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,445	2,455
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,000	2,070
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,168

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	1,981
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,896
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,000
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,026
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	992
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,209
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,004
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,082
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,186
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	2,706
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	946
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,310
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	1,875
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,044
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,341
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	3,000	2,812
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,095
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/39	1,000	1,052
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,293
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,162
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	929
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	1,120	1,017
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	1,817
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,525
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	5	5
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	10	10
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	9/15/25	1,700	1,709
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	208
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	244
	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	254
	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	275
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/30	4,000	4,299
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,254
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,526
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,840
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,443
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,041
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,556
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,228
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,068
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,970	3,016
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	2,000	2,055
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/44	2,000	2,082
	New York State Dormitory Authority Sales Tax Revenue ETM	5.000%	3/15/25	1,295	1,319
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	931
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/34	1,250	1,182
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,569
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,128
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	637
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,403
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	836
[16]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,429
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/29	2,425	2,335
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	5,700	4,942
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	1,890	1,809
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	915
	New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	1,811
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	905
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,144
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,107
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,377
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,810	2,859
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,004
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,448
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,057
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,488
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	5,000	4,994
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,060
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,051
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	4,669
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,469
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	916
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,349
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	2,000	1,811
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	20	20
	New York State Urban Development Corp. Revenue (Personal Income Tax) Prere.	5.000%	3/15/24	1,930	1,939
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	2,825
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,307
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,027
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	204
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,214
[3,6]	Niagara County NY Industrial Development Agency Multifamily Revenue TOB VRDO	4.870%	10/2/23	2,600	2,600
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	355
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,864
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,411
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/40	1,000	1,041
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,378
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,929
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	2,245	2,298
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	422
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	427
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	261
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,237
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,054
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,146
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,166
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	3.000%	5/15/32	490	451
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,090
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	533
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,038
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	931
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,331
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,072
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	754
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,039
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	1,960
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,026
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,000	2,045
[4]	Triborough Bridge & Tunnel Authority New York Revenue PUT, SOFR + 0.380%	3.944%	2/1/24	150	149
	Triborough Bridge & Tunnel Authority NY Payroll Mobility Revenue	5.000%	11/15/28	2,000	2,133
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	1,925
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	863
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/31	1,000	1,001
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/35	1,945	1,974
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/36	2,450	2,482
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/38	5,000	5,388
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	231
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	618
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,038
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,439
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,531
[5]	Yonkers NY GO	5.000%	3/15/31	500	545
[8]	Yonkers NY GO	5.000%	11/15/38	500	529
					540,759
North Carolina (0.4%)
	Charlotte NC Airport Revenue	5.000%	7/1/41	2,000	2,097
	Charlotte NC GO	4.000%	7/1/34	4,260	4,224
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,536
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,390
	Durham County NC GO	4.000%	6/1/25	2,460	2,473
	North Carolina GAN Revenue	5.000%	3/1/25	1,055	1,072
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,027
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/54	1,000	1,030
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/33	1,000	888
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	680
	North Carolina State Ltd. Obligation Revenue	5.000%	5/1/25	3,590	3,658
[9]	North Carolina Turnpike Authority Revenue	0.000%	1/1/34	1,000	628
[5]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,820
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/28	325	348
	Union County NC GO	5.000%	9/1/28	1,520	1,629
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	395
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,316
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	963
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	302
	Wake County NC GO	5.000%	2/1/26	1,300	1,340
	Wake County NC GO	5.000%	5/1/29	1,250	1,352
	Western California University General Revenue	3.000%	4/1/36	1,480	1,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	459
	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	496
					32,423
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,201
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	443
[5]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	747
[5]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/39	475	476
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	1,000	1,035
					3,902
Ohio (1.2%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,355
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,055
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,081
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,056
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	950
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,049
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	373
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	411
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	270
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35	1,150	1,209
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	934
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,010
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	714
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	372
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	291
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	329
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,007
[5]	Columbus OH City School District GO	0.000%	12/1/29	1,000	780
	Columbus OH GO	5.000%	4/1/25	1,200	1,222
	Columbus OH GO	4.000%	8/15/26	1,730	1,731
	Columbus OH GO	5.000%	4/1/30	4,500	4,907
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	916
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,061
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Copley Fairlawn OH City School District Facilities Construction Improvement Unlimited Tax GO	5.000%	12/1/37	300	310
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	511
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,002
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	552
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,696
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	661
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,156
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	884
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,016
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	622
[3]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	401
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	904
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	773
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/40	1,000	728
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	858
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	819
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,309
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,487
	North Royalton OH City School District GO	5.000%	12/1/26	300	305
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,424
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	486
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	714
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,668
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,169
	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	376
	Ohio GO	5.000%	8/1/24	500	505
	Ohio GO	5.000%	11/1/24	1,675	1,695
	Ohio GO	5.000%	2/1/27	1,000	1,027
	Ohio GO	5.000%	5/1/33	1,010	1,069
	Ohio GO	5.000%	3/1/35	1,000	1,041
	Ohio GO	5.000%	5/1/35	770	841
	Ohio GO	5.000%	3/15/36	1,005	1,008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	5/1/36	600	650
Ohio GO	5.000%	5/1/37	600	644
Ohio GO	5.000%	3/1/38	2,000	2,051
Ohio Higher Education GO	5.000%	5/1/30	5,015	5,094
Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/53	1,000	1,027
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,514
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,054
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,386
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,323
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	953
Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,253
Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/37	1,050	905
Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/28	1,000	947
Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	105
Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	515
Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,549
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,369
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	1,000	371
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,152
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,930
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	1,485	1,560
				95,505
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,162
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,210
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,152
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	930
Oklahoma City OK GO	5.000%	3/1/24	525	525
Oklahoma City OK GO	4.000%	3/1/28	5,605	5,662
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,438
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,000	918
Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	437
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	1,450	1,397
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,049
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,483
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	280
				18,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (0.5%)
	Clackamas County School District No. 12 North GO	0.000%	6/15/38	1,500	679
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,185
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	538
	Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	785
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,035
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,099
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,306
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,015
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	456
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	456
	Oregon GO	5.000%	5/1/30	4,215	4,324
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	945	916
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/53	1,670	1,724
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/28	1,950	1,910
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	5,968
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,610
	Port of Portland OR International Airport Passenger Facility Charge Revenue	5.000%	7/1/31	500	537
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	1,940
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,195
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	533
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	468
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36	1,000	841
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,759
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,524
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,347
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,255
					41,405
Pennsylvania (2.9%)
	Adams County PA General Authority College Revenue	5.000%	8/15/33	1,000	1,042
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,029
[4]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) PUT, SOFR + 0.290%	4.007%	8/1/27	500	489
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,035
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,020
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,020
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	433
[4]	Allegheny County PA Hospital Development Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	5/15/27	3,630	3,592
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,037
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,556
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	436
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	251
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	303
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,271
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	504
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	450	454
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,036
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	1,928
[8]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,021
[8]	Armstrong PA School District GO	5.000%	3/15/27	995	1,037
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,090
[4]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.914%	11/1/25	100	98
[4]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.914%	11/1/25	95	93
[4]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.914%	11/1/25	100	98
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,700
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	721
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,450	1,556
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	2,798
[3,6]	Chester County PA Industrial Development Authority Student Housing Revenue TOB VRDO	4.630%	10/2/23	15,600	15,600
[8]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	253
[8,15]	Coatesville PA Area School District GO	4.250%	11/15/39	2,000	1,849
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	511
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	3,000	3,259
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	2,500	2,697
[6]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	757
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	233
[12]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	880	945
[4]	Delaware Valley PA Regional Finance Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	4.380%	3/1/26	1,000	989
[4]	Delaware Valley PA Regional Finance Authority Revenue PUT, SOFR + 0.490%	4.048%	3/1/27	1,000	968
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,007
[8,12]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	77
[8,12]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,071
[8]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	777
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,036
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,500	1,392
	Geisinger Authority PA Health System Revenue (Geisinger Health System) PUT	5.000%	2/15/27	1,000	1,016
[5]	Hempfield PA Area School District (Westmoreland Country) GO	5.000%	3/15/36	1,610	1,723
[5]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,228
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,005
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,024
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	866
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	2,820
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	176
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,249
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,518
[5]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,022
	Manheim Township PA School District GO	4.000%	5/1/35	550	537
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	846
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,119
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,564
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	646
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,013
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,685	2,675
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,009
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,285
	Pennsylvania COP	5.000%	7/1/26	500	516
	Pennsylvania COP	5.000%	7/1/27	500	525
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,088
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,540
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	5/15/31	500	529
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	790
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	1,400	1,303
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	1,000	915
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/42	775	684
[4]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	5/15/27	1,000	989
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	893
	Pennsylvania GO	5.000%	8/15/24	500	505
	Pennsylvania GO	5.000%	1/1/26	3,295	3,387
	Pennsylvania GO	5.000%	9/15/26	1,500	1,558
	Pennsylvania GO	5.000%	5/15/27	3,000	3,143
	Pennsylvania GO	4.000%	1/1/29	3,000	3,011
[5]	Pennsylvania GO	4.000%	8/15/30	1,000	992
	Pennsylvania GO	5.000%	3/15/32	8,000	8,154
	Pennsylvania GO	5.000%	10/15/32	1,000	1,001
[5]	Pennsylvania GO	4.000%	3/1/33	1,110	1,127
[5]	Pennsylvania GO	4.000%	3/1/34	1,670	1,682
	Pennsylvania GO	4.000%	3/1/36	1,000	982
	Pennsylvania GO	3.000%	5/15/36	1,000	832
	Pennsylvania GO	4.000%	3/1/37	1,000	973
[8]	Pennsylvania GO	4.000%	3/1/37	1,000	978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania GO	2.000%	5/15/38	1,390	914
	Pennsylvania GO	2.000%	5/15/39	1,000	633
	Pennsylvania GO	2.000%	5/15/40	1,540	933
	Pennsylvania GO	2.000%	5/15/41	1,430	845
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	616
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	1,971
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	990
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,165	1,139
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/53	2,125	2,185
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	990	1,025
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,043
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,052
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	647
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	896
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	1,993
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,734
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	1,994
[5]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,693
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	776
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,314
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,644
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,119
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,556
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,329
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,203
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	1,912
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,081
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,530
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	1,000	1,039
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,600
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,122
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,024
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,168
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,584
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,108
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,599
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/32	1,000	1,036
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	1,914
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	1,035	952
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	953
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,015
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,009
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,653
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,028
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,326
	Philadelphia PA GO	4.000%	5/1/39	3,000	2,746
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/24	1,000	1,000
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,002
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,611
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	997
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,020
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/39	1,000	910
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/42	1,000	1,012
	Philadelphia PA School District GO	5.000%	9/1/31	940	950
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	1,000	1,038
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,085
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,552
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42	3,000	3,052
[5]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,058
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/33	1,465	1,500
[5]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,053
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,647
[5]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,067
[3,5,6]	Pittsburgh PA Water & Sewer Authority System Revenue TOB VRDO	4.820%	10/2/23	2,715	2,715
[3,5,6]	Pittsburgh PA Water & Sewer Authority System Revenue TOB VRDO	4.820%	10/2/23	3,700	3,700
[5]	Reading PA School District GO	5.000%	3/1/25	955	967
[5]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,155
[5]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,806
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	833
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	795
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,053
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,543
	School District of Philadelphia GO	5.000%	9/1/31	1,115	1,178
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	1,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,160
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,092
[8]	State Public School Building Authority PA College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,076
[8]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,543
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,696
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,134
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	737
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,191
					242,978
Puerto Rico (0.7%)
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/29	250	251
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,565	1,560
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,310	1,297
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	750	742
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	500	489
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	250	240
	Puerto Rico Commonwealth GO	4.000%	7/1/37	371	312
	Puerto Rico Commonwealth Highway & Transportation Restructured Toll Revenue	0.000%	7/1/32	492	317
	Puerto Rico GO	0.000%	7/1/24	364	352
	Puerto Rico GO	5.375%	7/1/25	5,217	5,271
	Puerto Rico GO	5.625%	7/1/27	6,312	6,477
	Puerto Rico GO	5.625%	7/1/29	6,627	6,847
	Puerto Rico GO	5.750%	7/1/31	4,170	4,354
	Puerto Rico GO	0.000%	7/1/33	2,668	1,573
	Puerto Rico GO	4.000%	7/1/33	3,683	3,301
	Puerto Rico GO	4.000%	7/1/35	1,385	1,204
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,043
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	222
[5,9]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,058
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	54	52
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,763	1,501
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,853	1,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	742	526
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	2,901	1,859
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,772	9,648
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	1,600
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,440
					54,977
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	1,981
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	511
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	214
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	510
	Rhode Island Health & Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,139
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	780	758
					5,113
South Carolina (0.8%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	264
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	591
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	433
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	890
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	757
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,514
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	236
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	994
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,016
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,515
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,037
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,757
[3]	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	1,889
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/31	3,350	3,372
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	768
[11]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,581
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,552
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	2,000	1,891
	Richland County SC School District No.2 GO	5.000%	3/1/26	4,185	4,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,442
	South Carolina GO	5.000%	4/1/27	1,160	1,217
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,503
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,056
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/28	500	492
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,035
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,146
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,256
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	433
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	943
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	942
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,608
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,416
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	838
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,394
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	841
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	914
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,433
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,096
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	906
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,106
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	899
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	868
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	6,465	5,613
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,358
[5]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	532
	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	1,160	1,210
[8]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,021
					62,888
South Dakota (0.1%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,165

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	2,976
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,019
South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	1,000	948
South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,495	1,402
South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	185	193
				9,703
Tennessee (0.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,017
Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	2,988
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,039
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,627
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,016
Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,542
Jackson TN Hospital Project Revenue Prere.	5.000%	10/1/28	190	202
Knox County TN GO	3.000%	6/1/37	3,580	2,924
Knox County TN GO	4.000%	6/1/38	3,645	3,462
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,014
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	936
Memphis TN GO	4.000%	6/1/31	1,000	992
Memphis TN GO	4.000%	5/1/35	5,685	5,602
Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	533
Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,037
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,510
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	1,450	1,341
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	202
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/39	750	770
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	294
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/39	3,500	2,746
Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,474
Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	255
[3,6]	Sullivan County Health Educational & Housing Facilities Revenue TOB VRDO	4.850%	10/2/23	385	385
[3]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,340	5,354
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,184
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	3,505	3,473
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,930	1,929
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	911
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,038
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,168
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	520	510
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	3,915	3,906
	Tennessee GO	4.000%	8/1/28	4,850	4,855
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,021
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,000	961
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/54	1,000	1,039
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	10
					67,156
Texas (6.9%)
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,058
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,307
[20]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,063
[20]	Andrews Independent School District GO	5.000%	2/15/28	1,025	1,079
[20]	Arlington Independent School District GO	5.000%	2/15/25	1,255	1,274
[20]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	578
[20]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,104
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	436
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	321
[8]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,204
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,467
[20]	Aubrey TX Independent School District GO	5.000%	2/15/38	2,375	2,502
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,160
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,291
	Austin TX Community College District GO	4.000%	8/1/30	1,845	1,830
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,016
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,083
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	4,995	5,140
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,077
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,018
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,773
[20]	Barbers Hill Independent School District GO	4.000%	2/15/41	1,690	1,557
[20]	Bastrop Independent School District GO	5.000%	2/15/42	4,115	4,320
[20]	Belton TX Independent School District GO	5.000%	2/15/35	1,000	1,081
	Bexar County TX GO	4.000%	6/15/36	3,070	2,985
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,153
[20]	Birdville Independent School District GO	5.000%	2/15/43	2,500	2,607
[20]	Bonham Independent School District GO	5.000%	2/15/42	1,325	1,379
[20]	Brock TX Independent School District GO	5.000%	8/15/39	1,000	1,055
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/29	1,285	1,369
[20]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	791
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/40	2,170	2,286
	Celina TX Tax & Waterworks & Sewer System GO	5.000%	9/1/37	500	530
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,017
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	94
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	251
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	796
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,128
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,230	1,300
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,874
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/35	1,000	971
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,057
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	351
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	881
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	943
[20]	Clear Creek TX Independent School District GO PUT	0.280%	8/15/24	500	483
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,044
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	661
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	1,500	1,347
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	658
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,498
	Collin County TX GO	5.000%	2/15/27	3,900	4,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Collin County TX GO	5.000%	2/15/28	1,450	1,533
[3,6]	Collin County TX Housing Finance Corp. Multifamily Revenue TOB VRDO	4.870%	10/2/23	3,100	3,100
[20]	Comal TX Independent School District GO	3.000%	2/1/41	1,000	758
[20]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,438
	Conroe TX GO	5.000%	11/15/41	410	427
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/38	3,000	2,218
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	278
	Corpus Christi TX General Improvement Refunding GO	5.000%	3/1/25	1,300	1,321
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	327
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	790
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	509
[20]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/34	1,000	984
	Dallas College TX GO	5.000%	2/15/26	920	946
	Dallas College TX GO ETM	5.000%	2/15/26	80	82
	Dallas County TX Hospital District GO	4.000%	8/15/33	2,000	1,896
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,209
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,712
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	968
[20]	Dallas TX Independent School District GO	5.000%	2/15/28	1,985	2,097
[20]	Dallas TX Independent School District GO Prere.	5.000%	2/15/25	2,200	2,233
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/37	2,145	1,736
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,001
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	3,991
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	984
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	1,967
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	1,000	1,047
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	250	252
[20]	Denton TX Independent School District GO	5.000%	8/15/41	1,000	1,056
[20]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,017
[20]	Eagle Pass TX Independent School District GO	4.000%	8/15/33	1,185	1,169
	El Paso TX Combination Tax GO	4.000%	8/15/33	455	451
	El Paso TX GO	5.000%	8/15/27	1,000	1,031
	El Paso TX GO	5.000%	8/15/28	750	794
	El Paso TX GO	4.000%	8/15/34	1,000	987
	El Paso TX GO	3.000%	8/15/37	765	608
[20]	El Paso TX Independent School District GO	5.000%	8/15/42	5,000	5,069
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/43	1,670	1,470
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,331
[8]	Forney TX Independent School District GO	0.000%	8/15/42	1,000	379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	371
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/33	1,000	991
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,685
	Fort Bend TX Grand Parkway Toll Road Authority Ltd. Revenue	5.000%	3/1/29	250	267
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,133
	Fort Worth TX GO	4.000%	3/1/41	2,445	2,205
	Fort Worth TX GO	4.000%	3/1/43	2,445	2,175
[20]	Frisco TX Independent School District GO	3.000%	2/15/37	2,500	2,106
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,447
	Frisco TX Refunding & Improvement GO	4.000%	2/15/40	1,000	910
[20]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,590
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	709
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,170
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/39	3,000	2,358
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/27	635	662
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/40	2,320	2,389
[20]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,055
[20]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	363
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,041
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/28	1,400	1,456
[13]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,649
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	799
[5]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,045
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	182
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	127
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	117
[8]	Harlandale TX Independent School District GO PUT	2.000%	8/15/24	90	88
	Harris County Flood Control District GO	4.000%	9/15/41	1,000	907
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	764
[4]	Harris County TX Cultural Education Facilities Finance Corp. Revenue PUT, SOFR + 0.730%	4.440%	7/1/24	500	500
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,037
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,161
	Harris County TX Flood Control Improvement GO	4.000%	9/15/42	3,500	3,143
	Harris County TX GO	5.000%	10/1/36	1,200	1,214
	Harris County TX GO	5.000%	10/1/40	2,470	2,486
	Harris County TX GO	4.000%	9/15/41	1,740	1,569
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	3,625	3,451
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/28	2,950	2,298
[11]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	2,500	1,648
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	929
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/39	500	460
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	834
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	748
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	286
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,197
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,768
	Houston TX GO	5.000%	3/1/27	1,000	1,036
	Houston TX GO	4.000%	3/1/35	1,500	1,493
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	439
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,077
[16]	Houston TX Housing Finance Corp. Revenue PUT	4.000%	10/1/24	1,000	990
[20]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	1,794
[20]	Houston TX Independent School District GO PUT	3.000%	6/1/24	300	297
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/34	580	588
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/35	660	667
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	826
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,402
	Houston TX Utility System Revenue	5.000%	11/15/26	900	933
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,007
	Houston TX Utility System Revenue	5.000%	11/15/34	3,100	3,166
	Houston TX Utility System Revenue	5.000%	11/15/35	920	959
	Houston TX Utility System Revenue	5.000%	11/15/36	2,500	2,535
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	851
	Irving TX GO	5.000%	9/15/27	1,425	1,493
[20]	Jacksboro TX Independent School District GO	5.000%	2/15/37	2,550	2,743
[20]	Katy TX Independent School District GO	5.000%	2/15/28	2,355	2,482
[20]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	948
[20]	Killeen TX Independent School District Unlimited Tax Building GO	5.000%	2/15/32	4,550	4,842
[20]	Klein TX Independent School District GO	5.000%	8/1/25	4,480	4,578
[20]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,237
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	385
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,378
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/41	1,000	1,042
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/43	1,000	1,038
	Laredo TX Combination Tax GO	5.000%	2/15/36	1,000	1,072
	Laredo TX Combination Tax GO	4.125%	2/15/41	1,000	933
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,602
	Lewisville TX GO	5.000%	2/15/27	3,140	3,274
[20]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	3,904
[20]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,752
[20]	Llano TX Independent School District GO	5.000%	2/15/29	1,500	1,599
	Lone Star College System TX GO	5.000%	2/15/26	3,100	3,193
	Lone Star College System TX GO	5.000%	2/15/28	5,500	5,638
	Lone Star College System TX GO	5.000%	2/15/29	1,555	1,593
[5]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,506
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/28	1,000	1,038
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	1,500	1,583
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,284
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/41	3,095	3,151
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,409
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,220
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,004
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,169
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,131
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,042
[5]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,807
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,535
	Lubbock TX GO	4.000%	2/15/42	1,490	1,361
	McKinney TX GO	3.750%	8/15/36	1,090	1,002
	McKinney TX GO	3.875%	8/15/38	880	782
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	432
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	726
[7]	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	74	1
[20]	Midlothian TX Independent School District GO PUT	2.000%	8/1/24	1,005	984
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	6,017
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,006
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	874
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	486
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	211
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	243
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,415
[8]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	499
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	626
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	475
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,506
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/27	6,335	6,637
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,091
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,085
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	730
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,136
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	666
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	951
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/35	1,500	905
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/36	1,000	569
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,630
[9]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	839
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,255
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	575
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,008
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,832
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,509
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,739
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,065
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	985
[5]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,437
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	976
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,185
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,026
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	924
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,028
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	935
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,024
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	582
[20]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,190
[20]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	940
[20]	Northside TX Independent School District GO PUT	3.000%	8/1/26	2,855	2,755
[20]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,842
[20]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,012
[20]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,246
[20]	Northwest Independent School District Texas GO	5.000%	2/15/41	1,200	1,257
[20]	Northwest Independent School District Texas GO	4.000%	2/15/43	1,450	1,307
[20]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,784
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	960
[20]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,916
[15,20]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,036
	Pasadena TX GO	4.000%	2/15/28	1,000	1,002
	Pearland TX GO	4.000%	3/1/32	1,095	1,076
	Pearland TX GO	4.000%	3/1/33	910	895
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	229
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	323
	Pflugerville TX Combination Tax GO	4.000%	8/1/40	1,280	1,183
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,223
[20]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,627
[20]	Plano Independent School District GO	4.000%	2/15/34	5,620	5,506
	Plano TX GO	5.000%	9/1/26	1,185	1,228
	Plano TX GO	5.000%	9/1/28	1,305	1,388
	Plano TX GO	3.200%	9/1/34	1,410	1,207
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/28	1,350	1,433
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/42	1,000	1,032
[20]	Prosper TX Independent School District GO	3.000%	2/15/40	3,940	3,045
[20]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,110
[20]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,718
[20]	Richardson Independent School District GO	5.000%	2/15/37	1,850	1,976
[20]	Richardson Independent School District GO	5.000%	2/15/39	4,500	4,744
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,003
	San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24	2,580	2,590
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	496
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,029
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,662
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,170
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,191
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	2,000	2,120
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/43	1,000	888
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	133
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/26	1,000	976
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	896
	San Antonio TX GO	5.000%	2/1/26	1,000	1,016
[20]	San Antonio TX Independent School District GO	5.000%	8/1/25	1,130	1,155
[20]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,227
[20]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,323
[20]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,521
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,211
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,148
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,059
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,024
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,720
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,475
[20]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,862
[20]	Sherman TX Independent School District GO	5.000%	2/15/28	270	286
	Smith County TX GO	5.000%	8/15/43	3,000	3,107
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,314
[20]	Southwest TX Independent School District GO	3.000%	2/1/36	1,250	1,065
[20]	Spring TX Independent School District GO	5.000%	2/1/28	1,690	1,787
[20]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,018
[20]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,403
[20]	Spring TX Independent School District GO	4.000%	2/1/43	3,070	2,753
	Sugar Land TX GO	5.000%	2/15/26	510	523
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/15/26	1,000	1,018
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	1,000	1,061
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	358
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) Prere.	5.250%	10/1/23	1,000	1,000
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,273
	Tarrant County TX GO	5.000%	7/15/33	600	653
	Tarrant County TX GO	4.000%	7/15/41	1,000	903
	Tarrant County TX Regional Water District Revenue (Water Control & Improvement District)	5.000%	3/1/25	1,785	1,813
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,437
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	995	1,032
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	985	1,012
	Texas GO	5.000%	10/1/36	1,225	1,243
	Texas GO Prere.	5.000%	4/1/24	1,330	1,337
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/23	245	245
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/24	580	583
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	110	112
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	2,475	2,461
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	4,235	4,203
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	710	699
[5]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	852
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	2,846
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	1,891
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	926
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,764
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,078
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	896
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,039
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,035
[8]	Texas Public Finance Authority Revenue	5.250%	5/1/37	500	519
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,678
	Texas State Water Financial Assistance GO	5.000%	8/1/29	3,695	3,859
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,533
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,048
	Texas Transportation Commission GO	5.000%	10/1/36	4,900	5,028
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,415
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,766
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	522
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,021
	Texas Water Development Board Revenue	5.000%	10/15/28	1,500	1,604
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,127
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,455
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,813
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,716
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,120
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/32	2,070	2,204
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	1,968
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,587
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,276
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	3,045	2,420
[20]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	855
	Travis TX GO	5.000%	3/1/27	1,545	1,585
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,030
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	254
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,277
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/37	625	666
[20]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,575
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,090
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	2,842
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,817
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,522
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,557
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,093
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,307
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	539
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	1,500	1,600
	University of Texas Permanent University Fund Revenue	5.000%	7/1/40	3,200	3,405
[8]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,288
[8]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	265
[20]	Whitehouse TX Independent School District GO	5.000%	2/15/42	1,250	1,271
	Williamson County TX GO	5.000%	2/15/28	2,000	2,108
					573,837
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,072
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,437
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,000
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	2,490	2,608
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/36	2,310	2,282
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,102
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/40	2,000	2,095
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,590
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	751
	Nebo UT School District GO	5.000%	7/1/28	5,000	5,337
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	782
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	882
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,041
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,020
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,310
[5]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	150
[5]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	125
	Weber School District UT GO	5.000%	6/15/26	1,050	1,086
	Weber School District UT GO	5.000%	6/15/27	1,050	1,103
					35,214
Vermont (0.0%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,065
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,030
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	896
	Vermont GO	4.000%	8/15/42	1,000	917
					3,908
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	45
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	115
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	170	171
					331
Virginia (0.6%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/31	1,000	1,046
	Arlington County VA GO	4.000%	8/1/39	1,195	1,130
[6]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	713
	Danville VA GO	4.000%	9/1/27	1,540	1,563
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,063
	Fairfax County VA GO	4.000%	10/1/40	2,665	2,487
	Hampton Roads VA Transportation Accountability Commission Revenue ETM	5.000%	7/1/26	1,045	1,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	228
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	196
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	734
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,102
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,359
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/26	1,500	1,513
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,213
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,024
	Spotsylvania County VA Public Improvement GO	5.000%	1/15/25	1,150	1,168
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,125
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	587
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	408
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,145
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	1,896
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,284
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,000	1,073
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,044
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,074
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,451
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	5,000	5,007
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,270
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,739
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/43	1,000	1,058
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/36	5,035	5,482
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	525
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/27	385	373
					49,725
Washington (1.8%)
	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	409
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	827
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,179
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,247
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/36	1,000	1,091
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,197
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,522
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	7,348
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	1,796
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/27	1,000	1,018
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/41	2,605	2,631
	Highline WA King County School District No. 401 GO	5.000%	12/1/37	1,250	1,334
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	978
	King County WA GO	4.000%	12/1/32	1,500	1,496
	King County WA GO	4.000%	12/1/34	2,150	2,149
	King County WA Housing Authority Revenue	4.500%	1/1/40	1,000	951
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	725
	King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	935
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/33	2,600	2,712
	Port of Seattle WA Revenue	4.000%	6/1/37	3,000	2,872
	Seattle WA Ltd Tax GO	5.000%	11/1/27	2,180	2,305
[4]	Seattle WA Municipal Light & Power Refunding Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	4.230%	11/1/26	1,000	980
	Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,037
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,014
	Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,203
	University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,430
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,046
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/27	1,000	1,049
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,014
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,245	1,307
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,490

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,102
Washington GO	5.000%	8/1/26	5,105	5,291
Washington GO	5.000%	8/1/27	1,000	1,020
Washington GO	5.000%	8/1/27	2,745	2,886
Washington GO	4.000%	7/1/28	5,000	5,111
Washington GO	5.000%	7/1/28	2,000	2,027
Washington GO	5.000%	8/1/28	2,185	2,331
Washington GO	5.000%	7/1/30	1,100	1,113
Washington GO	5.000%	7/1/32	1,250	1,265
Washington GO	5.000%	8/1/34	1,750	1,779
Washington GO	5.000%	2/1/35	5,000	5,183
Washington GO	5.000%	8/1/35	1,000	1,040
Washington GO	5.000%	8/1/36	2,150	2,250
Washington GO	5.000%	8/1/38	2,070	2,144
Washington GO	5.000%	2/1/39	2,000	2,073
Washington GO	5.000%	8/1/42	5,015	5,235
Washington GO	5.000%	8/1/43	2,000	2,050
Washington GO	5.000%	8/1/43	1,360	1,406
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,773
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,804
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,690	1,723
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,001
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	2,505	2,516
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,015
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,006
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	983
Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	1,653
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	672
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	894
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	4,025	3,703
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	248
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	865
Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	4,768
Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	5,978	5,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/37	2,000	1,608
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/28	1,580	1,684
	Whitman County WA School District No. 267 Pullman GO	5.000%	12/1/29	715	773
					146,332
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,214
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,457
	West Virginia GO	5.000%	12/1/35	1,000	1,047
	West Virginia GO	5.000%	6/1/36	1,000	1,044
	West Virginia GO	5.000%	6/1/38	2,500	2,602
	West Virginia GO	5.000%	12/1/43	3,920	4,025
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,339
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/39	1,300	1,324
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	865	870
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/34	1,180	1,162
[3,6]	West Virginia Hospital Finance Authority Revenue TOB VRDO	4.820%	10/2/23	1,100	1,100
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	889
					18,073
Wisconsin (0.7%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,839
	Madison WI GO	4.000%	10/1/26	1,500	1,518
	Milwaukee WI GO	5.000%	4/1/26	1,935	1,960
[8]	Milwaukee WI GO	5.000%	4/1/27	1,000	1,027
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,155
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	300
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,058
	Public Finance Authority Revenue PUT	4.000%	7/1/26	600	580
[6]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	342
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	976
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,118
[8]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,090
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,202
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	665
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	3,774
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	750
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	559
	Wisconsin GO	5.000%	5/1/24	1,000	1,006
	Wisconsin GO	4.000%	5/1/33	1,665	1,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	5/1/34	3,880	4,093
	Wisconsin GO	5.000%	5/1/36	5,000	5,494
	Wisconsin GO	5.000%	5/1/38	1,740	1,790
[6]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,006
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,123
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,027
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,088
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,502
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,296
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,670
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	609
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	1,837
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	976
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	390	356
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,401
	Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/26	1,365	1,321
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	729
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	766
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,094
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	869
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	350
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	253
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	380
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,776
					58,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	130
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	185	192
[8]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,042
					1,364
Total Tax-Exempt Municipal Bonds (Cost $4,569,343)					4,283,294
Total Investments (99.3%) (Cost $6,100,756)					8,213,488
Other Assets and Liabilities—Net (0.7%)					59,238
Net Assets (100%)					8,272,726
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $142,113,000, representing 1.7% of net assets.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Step bond.
14	Securities with a value of $465,000 have been segregated as initial margin for open futures contracts.
15	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2023.
16	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
17	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
18	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
19	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.

COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	206	41,758	(132)
5-Year U.S. Treasury Note	December 2023	222	23,390	(212)
E-mini S&P 500 Index	December 2023	188	40,660	(1,692)
				(2,036)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(42)	(4,985)	405
				(1,631)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,930,194	—	—	3,930,194
Tax-Exempt Municipal Bonds	—	4,283,294	—	4,283,294
Total	3,930,194	4,283,294	—	8,213,488

Derivative Financial Instruments
Assets
Futures Contracts[1]	405	—	—	405
Liabilities
Futures Contracts[1]	2,036	—	—	2,036
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.